UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Global Infrastructure Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Tax-Managed Equity Fund, and Goldman Sachs Managed Futures Strategy Fund is filed herewith.

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Global Infrastructure Fund

Class A: GGIAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$134,608,123
  # of Portfolio Holdings as of Period End52
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$572,365

Goldman Sachs Global Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U833-SAR-0626     Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Global Infrastructure Fund

Class C: GGICX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$103	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$134,608,123
  # of Portfolio Holdings as of Period End52
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$572,365

Goldman Sachs Global Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U825-SAR-0626     Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Global Infrastructure Fund

Institutional Shares: GGIDX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$134,608,123
  # of Portfolio Holdings as of Period End52
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$572,365

Goldman Sachs Global Infrastructure Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U817-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Global Infrastructure Fund

Investor Shares: GGINX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$134,608,123
  # of Portfolio Holdings as of Period End52
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$572,365

Goldman Sachs Global Infrastructure Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U791-SAR-0626     Investor Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Global Infrastructure Fund

Class R6: GGIJX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$134,608,123
  # of Portfolio Holdings as of Period End52
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$572,365

Goldman Sachs Global Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U775-SAR-0626     Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Global Infrastructure Fund

Class P: GGWPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$134,608,123
  # of Portfolio Holdings as of Period End52
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$572,365

Goldman Sachs Global Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38150B756-SAR-0626     Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Class A: GREAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V829-SAR-0626     Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Class C: GRECX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$103	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V795-SAR-0626     Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Institutional Shares: GREIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V787-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Service Shares: GRESX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V779-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Investor Shares: GRETX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N428-SAR-0626     Investor Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Class R6: GREUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38147X275-SAR-0626     Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Class R: GRERX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$77	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N436-SAR-0626     Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Real Estate Securities Fund

Class P: GMJPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$53,631,141
  # of Portfolio Holdings as of Period End36
  Portfolio Turnover Rate for the Period24%
  Total Net Advisory Fees Paid for the Period$208,778

Goldman Sachs Real Estate Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38150B434-SAR-0626     Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Tax-Managed Equity Fund

Class A: GATMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Goldman Sachs International Tax-Managed Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N528-SAR-0626     Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Tax-Managed Equity Fund

Class C: GCTMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$103	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Goldman Sachs International Tax-Managed Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N510-SAR-0626     Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Tax-Managed Equity Fund

Institutional Shares: GHTMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Goldman Sachs International Tax-Managed Equity Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N536-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Tax-Managed Equity Fund

Investor Shares: GITRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Goldman Sachs International Tax-Managed Equity Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38145C539-SAR-0626     Investor Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Tax-Managed Equity Fund

Class R6: GHTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Goldman Sachs International Tax-Managed Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150C606-SAR-0626     Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Tax-Managed Equity Fund

Class P: GGCPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Goldman Sachs International Tax-Managed Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150B566-SAR-0626     Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A: GCTAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y674-SAR-0626     Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C: GCTCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y658-SAR-0626     Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Shares: GCTIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y641-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Shares: GCTSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y633-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Shares: GQIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38145C521-SAR-0626     Investor Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6: GCTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150C705-SAR-0626     Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P: GSDPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150B178-SAR-0626     Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Managed Futures Strategy Fund

Class A: GMSAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics

  Total Net Assets as of Period End$184,038,153
  # of Portfolio Holdings as of Period End146
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$537,492

Goldman Sachs Managed Futures Strategy Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C422-SAR-0626     Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Managed Futures Strategy Fund

Class C: GMSCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics

  Total Net Assets as of Period End$184,038,153
  # of Portfolio Holdings as of Period End146
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$537,492

Goldman Sachs Managed Futures Strategy Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C414-SAR-0626     Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Managed Futures Strategy Fund

Institutional Shares: GMSSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics

  Total Net Assets as of Period End$184,038,153
  # of Portfolio Holdings as of Period End146
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$537,492

Goldman Sachs Managed Futures Strategy Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C398-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Managed Futures Strategy Fund

Investor Shares: GFIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics

  Total Net Assets as of Period End$184,038,153
  # of Portfolio Holdings as of Period End146
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$537,492

Goldman Sachs Managed Futures Strategy Fund

Investor Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C380-SAR-0626     Investor Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Managed Futures Strategy Fund

Class R6: GMSWX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics

  Total Net Assets as of Period End$184,038,153
  # of Portfolio Holdings as of Period End146
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$537,492

Goldman Sachs Managed Futures Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150C879-SAR-0626     Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Managed Futures Strategy Fund

Class R: GFFRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics

  Total Net Assets as of Period End$184,038,153
  # of Portfolio Holdings as of Period End146
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$537,492

Goldman Sachs Managed Futures Strategy Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C372-SAR-0626     Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Managed Futures Strategy Fund

Class P: GMQPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics

  Total Net Assets as of Period End$184,038,153
  # of Portfolio Holdings as of Period End146
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$537,492

Goldman Sachs Managed Futures Strategy Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150B483-SAR-0626     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2026 Alternative Funds I Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Alternative Funds I

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments June 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 76.6%(a)

Goldman Sachs Central Government Fund - Institutional Shares
141,023,010	3.703%	$141,023,010

(Cost $141,023,010)

TOTAL INVESTMENTS – 76.6% (Cost $141,023,010)		$141,023,010

OTHER ASSETS IN EXCESS OF LIABILITIES – 23.4%		43,015,143

NET ASSETS – 100.0%		$184,038,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	2	08/27/26	$806,040	$(150,566)
Brent Crude Oil	38	07/31/26	2,790,340	(636,146)
CAC 40 10 Euro Index	51	07/17/26	4,900,728	(26,896)
Cotton No. 2	9	12/08/26	345,600	(5,286)
EURO STOXX 50 Index	79	09/18/26	5,737,272	64,613
EURO-BOBL Future	38	09/18/26	10,007,300	430,742
Feeder Cattle	5	08/28/26	910,875	(16,004)
FTSE 100 Index	38	09/18/26	5,313,457	16,957
FTSE China A50 Index	243	07/30/26	3,769,902	(24,695)
FTSE Taiwan Index Equity Index	1	07/30/26	161,720	(5,472)
FTSE/JSE Top 40 Index	4	09/17/26	250,581	(6,276)
FTSE/MIB Index	1	09/18/26	296,391	32
German Stock Index	10	09/18/26	7,180,102	24,857
Hard Red Winter Wheat	14	09/14/26	435,925	(5,121)
IBEX 35 Index	16	07/17/26	3,546,011	80,819
KOSPI 200 Index	4	09/10/26	893,952	46,173
Live Cattle	14	08/31/26	1,356,600	(31,651)
LME Copper Base Metal	12	08/19/26	4,013,397	(97,176)
LME Copper Base Metal	13	07/14/26	4,343,911	(52,667)
LME Lead Base Metal	26	07/14/26	1,197,235	(103,858)
LME Nickel Base Metal	10	08/19/26	971,581	(148,792)
LME Nickel Base Metal	10	07/14/26	966,839	(170,324)
LME Primary Aluminium	17	08/19/26	1,310,415	(223,134)
LME Primary Aluminium	15	07/13/26	1,153,639	(170,496)
LME Zinc Base Metal	11	08/19/26	985,314	(1,042)
LME Zinc Base Metal	12	07/14/26	1,072,929	38,780
Low Sulphur Gasoil	24	08/12/26	2,197,200	(171,848)
Mini VSTOXX®Index	479	07/22/26	963,258	(186,573)
MSCI EAFE E-Mini Index	136	09/18/26	11,949,640	66,736
NASDAQ 100 E-Mini Index	13	09/18/26	7,936,110	200,098
Nikkei 225 Index	2	09/11/26	863,372	75,907
NY Harbor USLD	17	07/31/26	2,316,430	(227,175)
OMXS30 Index	107	07/17/26	3,549,985	62,423
Platinum	1	10/28/26	78,320	(17,318)
RBOB Gasoline	21	07/31/26	2,561,504	(91,404)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Russell 2000 E-Mini Index	50	09/18/26	$7,614,000	$136,769
S&P 400 E-Mini MidCap Index	16	09/18/26	6,216,000	270,741
S&P 500 E-Mini Index	63	09/18/26	23,776,988	282,882
S&P/TSX 60 Index	22	09/18/26	6,377,634	37,553
SET50 Index	305	09/29/26	1,921,600	58,740
Silver	1	09/28/26	298,150	(68,853)
Soybean Oil	21	08/14/26	841,554	(103,702)
SPI 200 Index	12	09/18/26	1,822,819	(19,324)
TOPIX Index	14	09/11/26	3,446,724	128,463
WTI Crude Oil	36	07/21/26	2,523,240	(645,692)

Total				$(1,384,206)

Short position contracts:
Australian 10 year Bond	(137)	09/15/26	(10,392,673)	(154,568)
CBOE Volatility Index	(51)	07/22/26	(915,486)	130,587
Cocoa	(3)	09/15/26	(151,920)	(35,779)
Coffee “C”	(5)	09/18/26	(566,531)	(112,403)
Corn	(193)	09/14/26	(4,021,638)	82,388
Hang Seng Index	(5)	07/30/26	(728,275)	13,406
HSCEI	(24)	07/30/26	(1,152,591)	32,991
Lean Hogs	(24)	08/18/26	(942,240)	(5,167)
LME Copper Base Metal	(13)	07/14/26	(4,343,911)	133,395
LME Lead Base Metal	(22)	08/19/26	(1,021,922)	74,132
LME Lead Base Metal	(26)	07/14/26	(1,197,235)	83,168
LME Nickel Base Metal	(1)	08/19/26	(97,158)	8,438
LME Nickel Base Metal	(10)	07/14/26	(966,839)	148,523
LME Primary Aluminium	(15)	07/13/26	(1,153,639)	232,076
LME Zinc Base Metal	(12)	07/14/26	(1,072,929)	1,347
MSCI EAFE E-Mini Index	(124)	09/18/26	(19,500,860)	(111,619)
Natural Gas	(49)	07/29/26	(1,596,420)	33,377
Palladium	(2)	09/28/26	(244,000)	5,444
Soybean	(17)	11/13/26	(971,975)	175
Soybean Meal	(3)	08/14/26	(91,110)	(445)
Sugar No. 11	(57)	09/30/26	(946,109)	(17,450)
Wheat	(3)	09/14/26	(88,125)	4,658

Total				$546,674

Total Futures Contracts				$(837,532)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	USD	100,803	BRL	520,000	7/2/2026	$72
	BRL	11,460,000	USD	2,190,498	8/4/2026	11,348
	CAD	2,300,000	USD	1,621,579	9/16/2026	5,762
	COP	8,206,000,000	USD	2,198,432	9/16/2026	158,685
	HUF	16,000,000	USD	50,995	9/16/2026	245
	IDR	900,000,000	USD	49,920	9/16/2026	28
	INR	9,000,000	USD	93,440	9/16/2026	1,067
	USD	2,479,690	AUD	3,532,000	9/16/2026	37,702
	USD	28,186,346	CAD	39,405,000	9/16/2026	305,759
	USD	1,740,312	CHF	1,355,000	9/16/2026	48,907
	USD	553,507	CLP	500,000,000	9/16/2026	10,622

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
(continued)
	USD	324,474	CZK	6,800,000	9/16/2026	$4,130
	USD	4,964,905	EUR	4,273,000	9/16/2026	66,715
	USD	2,295,852	GBP	1,717,000	9/16/2026	18,343
	USD	700,155	HUF	214,078,000	9/16/2026	14,572
	USD	3,937,328	IDR	70,740,000,000	9/16/2026	11,399
	USD	31,632	INR	3,000,000	9/16/2026	130
	USD	24,701,789	JPY	3,916,949,000	9/16/2026	460,254
	USD	2,930,964	KRW	4,420,000,000	9/16/2026	70,362
	USD	4,188,494	NOK	40,700,000	9/16/2026	81,211
	USD	4,153,847	SEK	39,243,000	9/16/2026	89,098
	USD	487,941	ZAR	7,990,000	9/16/2026	3,221
	USD	299,334	MXN	5,250,000	9/17/2026	1,058

TOTAL						$1,400,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	BRL	13,340,000	USD	2,641,152	7/2/2026	(57,032)
	USD	2,470,150	BRL	12,820,000	7/2/2026	(13,239)
	AUD	25,220,000	USD	17,977,541	9/16/2026	(540,694)
	CAD	89,000	USD	64,332	9/16/2026	(1,361)
	CLP	1,410,000,000	USD	1,575,859	9/16/2026	(44,923)
	CZK	32,944,000	USD	1,584,812	9/16/2026	(32,841)
	EUR	3,070,000	USD	3,589,162	9/16/2026	(69,985)
	GBP	11,595,750	USD	15,599,067	9/16/2026	(217,918)
	HUF	632,000,000	USD	2,066,392	9/16/2026	(42,418)
	IDR	1,260,000,000	USD	70,170	9/16/2026	(242)
	INR	3,000,000	USD	31,545	9/16/2026	(43)
	JPY	412,276,000	USD	2,572,101	9/16/2026	(20,575)
	KRW	520,000,000	USD	341,705	9/16/2026	(5,164)
	NOK	120,300,000	USD	12,881,163	9/16/2026	(740,962)
	PLN	4,759,000	USD	1,307,117	9/16/2026	(42,099)
	SEK	23,054,400	USD	2,480,813	9/16/2026	(92,862)
	USD	1,873,358	AUD	2,720,000	9/16/2026	(7,222)
	USD	211,740	COP	748,000,000	9/16/2026	(3,118)
	USD	18,755	CZK	400,000	9/16/2026	(89)
	USD	5,627,712	EUR	4,940,000	9/16/2026	(35,068)
	USD	4,014,891	GBP	3,050,000	9/16/2026	(30,772)
	USD	119,180	IDR	2,160,000,000	9/16/2026	(695)
	USD	3,991,751	INR	385,000,000	9/16/2026	(51,051)
	USD	38,777	KRW	60,000,000	9/16/2026	(55)
	USD	7,516,495	NZD	13,280,000	9/16/2026	(45,573)
	USD	905,430	PLN	3,420,000	9/16/2026	(3,660)
	USD	1,731,063	SEK	16,800,000	9/16/2026	(9,063)
	USD	159,556	ZAR	2,660,000	9/16/2026	(1,815)
	ZAR	40,040,000	USD	2,444,197	9/16/2026	(15,141)
	MXN	63,641,000	USD	3,652,406	9/17/2026	(36,682)
	USD	253,733	MXN	4,500,000	9/17/2026	(1,932)

TOTAL						$(2,164,294)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBSW(b)	4.500%	9/16/2027	AUD	193,940	$13,454	$–	$13,454
3.000%(c)	CORRA	9/16/2027	CAD	19,600	57,738	46,095	11,643
0.250 (c)	1 Day SOFR	9/16/2027	CHF	18,600	46,889	45,288	1,601
1 Day ESTRON(c)	3.000	9/16/2027	EUR	254,770	(1,589,583)	(1,409,006)	(180,577)
1 Day SONIA(c)	4.500	9/16/2027	GBP	63,090	(360,937)	(314,666)	(46,271)
12 Month BOJDTR(c)	1.250	9/16/2027	JPY	53,510,480	101,594	–	101,594
2.500 (c)	3 Month STIBOR	9/16/2027	SEK	453,150	131,613	96,155	35,458
1 Day SOFR(c)	4.000	9/16/2027	USD	739,990	615,376	(452,101)	1,067,477
1 Day ESTRON(c)	3.000	9/16/2028	EUR	94,570	(1,211,294)	(1,081,968)	(129,326)
1 Day SONIA (c)	4.500	9/16/2028	GBP	50,480	(583,322)	(521,891)	(61,431)
1.500 (c)	12 Month BOJDTR	9/16/2028	JPY	3,217,930	(6,331)	–	(6,331)
1 Day SOFR(c)	4.000	9/16/2028	USD	110,760	27,900	(160,147)	188,047
6 Month PRIBOR(c)	4.500	9/16/2031	CZK	275,000	(209,685)	(77,183)	(132,502)
7.000 (c)	6 Month BUBOR	9/16/2031	HUF	3,454,710	1,085,142	923,467	161,675
4.500 (c)	6 Month WIBOR	9/16/2031	PLN	5,220	32,347	28,254	4,093
3.000 (c)	1 Day ESTRON	9/16/2036	EUR	15,300	449,301	374,582	74,719
4.750 (c)	1 Day SONIA	9/16/2036	GBP	17,350	703,490	601,378	102,112
12 Month BOJDTR(c)	2.750	9/16/2036	JPY	4,035,580	(394,816)	(547,036)	152,220
3.000 (c)	3 Month STIBOR	9/16/2036	SEK	8,700	17,619	19,000	(1,381)
1 Day SOFR(c)	4.500	9/16/2036	USD	78,810	(2,993,117)	(2,783,412)	(209,705)
1 Day ESTRON(c)	3.250	9/16/2056	EUR	5,270	(341,456)	(258,789)	(82,667)
1 Day SONIA (c)	5.000	9/16/2056	GBP	6,070	(268,413)	(190,660)	(77,753)
3.500 (c)	12 Month BOJDTR	9/16/2056	JPY	30	3	7	(4)
4.750 (c)	1 Day SOFR	9/16/2056	USD	7,170	672,631	668,103	4,528

TOTAL					$(4,003,857)	$(4,994,530)	$990,673

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made quarterly.
(c)	Payments made annually.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
BOJDTR	—Bank of Japan Target Rate
BUBOR	—Budapest Interbank Offered Rate
CORRA	—Canadian Overnight Repo Rate Average
ESTRON	—Euro Short-Term Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
WIBOR	—Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Assets and Liabilities(a) June 30, 2026 (Unaudited)

Managed Futures Strategy Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $141,023,010)	$141,023,010
Cash	8,304,951
Foreign Currency, at value (cost $353,558)	352,257
Receivables:
Collateral on certain derivative contracts(b)	33,333,826
Fund shares sold	541,539
Investments sold	471,264
Reimbursement from investment adviser	23,970
Unrealized gain on forward foreign currency exchange contracts	1,400,690
Unrealized appreciation on futures contracts	719,859
Variation margin on futures contracts	655,313
Variation margin on swap contracts	587,389
Other assets	63,493

Total assets	187,477,561

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	2,164,294
Unrealized depreciation on futures contracts	967,489
Payables:
Management fees	58,785
Fund shares redeemed	21,783
Distribution and Service fees and Transfer Agency fees	10,006
Investments purchased	584
Accrued expenses	216,467

Total liabilities	3,439,408

Net Assets:

Paid-in capital	176,789,792
Total distributable earnings	7,248,361

NET ASSETS	$184,038,153
Net Assets:
Class A	$20,657,514
Class C	1,089,269
Institutional	43,531,597
Investor	77,702,484
Class R6	40,541,114
Class R	467,296
Class P	48,879
Total Net Assets	$184,038,153
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,196,366
Class C	129,419
Institutional	4,396,942
Investor	7,985,758
Class R6	4,091,939
Class R	51,561
Class P	4,942
Net asset value, offering and redemption price per share:(c)
Class A	$9.41
Class C	8.42
Institutional	9.90
Investor	9.73
Class R6	9.91
Class R	9.06
Class P	9.89

(a)

Statement of Assets and Liabilities for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Managed Futures Strategy Fund	$11,369,412	$3,980,000	$17,984,414

(c)

Maximum public offering price per share for Class A Shares of the Managed Futures Strategy Fund is $9.96. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Operations(a) For the Six Months Ended June 30, 2026 (Unaudited)

Managed Futures Strategy Fund(a)

Investment income:

Dividends — affiliated issuers	$2,547,718

Interest	93,567

Total Investment Income	2,641,285

Expenses:

Management fees	942,632

Professional fees	90,841

Transfer Agency fees(b)	82,429

Registration fees	68,856

Custody, accounting and administrative services	50,296

Printing and mailing costs	31,598

Distribution and/or Service (12b-1) fees(b)	30,071

Trustee fees	13,641

Service fees — Class C	1,443

Other	5,509

Total expenses	1,317,316

Less — expense reductions	(619,305)

Net expenses	698,011

NET INVESTMENT INCOME	1,943,274

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Futures contracts	10,796,968

Forward foreign currency exchange contracts	1,255,891

Foreign currency transactions	(931,532)

Swap Contracts	(1,818,098)

Net change in unrealized gain (loss) on:

Foreign currency translations	3,348,849

Forward foreign currency exchange contracts	(1,019,948)

Futures contracts	(1,530,778)

Swap Contracts	(3,019,499)

Net realized and unrealized gain	7,081,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,025,127

(a) Statement of Operations for the Managed Futures Strategy Fund are consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b) Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees

Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Managed Futures Strategy Fund	$24,621	$4,330	$1,120	$14,772	$866	$8,629	$51,758	$5,900	$336	$168

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Changes in Net Assets(a)

	Managed Futures Strategy Fund(a)
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$1,943,274	$4,454,624

Net realized gain (loss)	9,303,229	(2,788,026)

Net change in unrealized loss	(2,221,376)	(4,332,098)

Net increase (decrease) in net assets resulting from operations	9,025,127	(2,665,500)

From share transactions:

Proceeds from sales of shares	36,240,148	76,487,994

Cost of shares redeemed	(25,986,330)	(134,638,380)

Net increase (decrease) in net assets resulting from share transactions	10,253,818	(58,150,386)

TOTAL INCREASE (DECREASE)	19,278,945	(60,815,886)

Net Assets:

Beginning of period	$164,759,208	$225,575,094

End of period	$184,038,153	$164,759,208

(a)

The Statements of Changes in Net Assets for the Managed Futures Strategy Fund are consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class A Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.93		$8.91	$9.41	$9.82	$9.85	$10.12

Net investment income (loss)(a)	0.09		0.19	0.23	0.23	(0.04)	(0.19)

Net realized and unrealized gain (loss)	0.39		(0.17)	(0.73)	(0.64)	2.00	0.64

Total from investment operations	0.48		0.02	(0.50)	(0.41)	1.96	0.45

Distributions to shareholders from net investment income	–		–	–	–	(1.14)	(0.03)

Distributions to shareholders from net realized gains	–		–	–	–	(0.85)	(0.69)

Total distributions	–		–	–	–	(1.99)	(0.72)

Net asset value, end of period	$9.41		$8.93	$8.91	$9.41	$9.82	$9.85

Total Return(b)	5.26%		0.22%	(5.31)%	(4.18)%	20.08%	4.64%

Net assets, end of period (in 000’s)	$20,658		$18,951	$15,654	$16,126	$16,841	$16,922

Ratio of net expenses to average net assets	1.07	%(c)	1.30%	1.48%	1.43%	1.58%	1.83%

Ratio of total expenses to average net assets	1.70	%(c)	1.69%	1.62%	1.58%	1.71%	1.89%

Ratio of net investment income (loss) to average net assets	1.97	%(c)	2.20%	2.42%	2.44%	(0.31)%	(1.79)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class C Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.02		$8.06	$8.59	$9.02	$9.21	$9.52

Net investment income (loss)(a)	0.05		0.11	0.14	0.15	(0.10)	(0.25)

Net realized and unrealized gain (loss)	0.35		(0.15)	(0.67)	(0.58)	1.85	0.59

Total from investment operations	0.40		(0.04)	(0.53)	(0.43)	1.75	0.34

Distributions to shareholders from net investment income	–		–	–	–	(1.09)	–

Distributions to shareholders from net realized gains	–		–	–	–	(0.85)	(0.65)

Total distributions	–		–	–	–	(1.94)	(0.65)

Net asset value, end of period	$8.42		$8.02	$8.06	$8.59	$9.02	$9.21

Total Return(b)	4.99%		(0.50)%	(6.17)%	(4.77)%	19.26%	3.71%

Net assets, end of period (in 000’s)	$1,089		$1,182	$2,010	$4,591	$5,486	$3,890

Ratio of net expenses to average net assets	1.82	%(c)	2.10%	2.24%	2.18%	2.33%	2.58%

Ratio of total expenses to average net assets	2.45	%(c)	2.43%	2.37%	2.32%	2.46%	2.64%

Ratio of net investment income (loss) to average net assets	1.22	%(c)	1.39%	1.67%	1.69%	(0.95)%	(2.54)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Institutional Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.39		$9.33	$9.82	$10.22	$10.19	$10.43

Net investment income (loss)(a)	0.11		0.22	0.27	0.28	0.05	(0.15)

Net realized and unrealized gain (loss)	0.40		(0.16)	(0.76)	(0.67)	2.02	0.66

Total from investment operations	0.51		0.06	(0.49)	(0.39)	2.07	0.51

Distributions to shareholders from net investment income	–		–	–	(0.01)	(1.19)	(0.06)

Distributions to shareholders from net realized gains	–		–	–	–	(0.85)	(0.69)

Total distributions	–		–	–	(0.01)	(2.04)	(0.75)

Net asset value, end of period	$9.90		$9.39	$9.33	$9.82	$10.22	$10.19

Total Return(b)	5.43%		0.64%	(4.99)%	(3.80)%	20.59%	4.99%

Net assets, end of period (in 000’s)	$43,532		$41,118	$45,244	$60,221	$140,429	$51,494

Ratio of net expenses to average net assets	0.71	%(c)	0.98%	1.12%	1.06%	1.20%	1.46%

Ratio of total expenses to average net assets	1.34	%(c)	1.32%	1.25%	1.21%	1.33%	1.52%

Ratio of net investment income (loss) to average net assets	2.33	%(c)	2.52%	2.78%	2.80%	0.39%	(1.42)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.23		$9.18	$9.68	$10.07	$10.06	$10.32

Net investment income (loss)(a)	0.10		0.21	0.26	0.26	0.01	(0.16)

Net realized and unrealized gain (loss)	0.40		(0.16)	(0.76)	(0.65)	2.03	0.64

Total from investment operations	0.50		0.05	(0.50)	(0.39)	2.04	0.48

Distributions to shareholders from net investment income	–		–	–	–	(1.18)	(0.05)

Distributions to shareholders from net realized gains	–		–	–	–	(0.85)	(0.69)

Total distributions	–		–	–	–	(2.03)	(0.74)

Net asset value, end of period	$9.73		$9.23	$9.18	$9.68	$10.07	$10.06

Total Return(b)	5.42%		0.54%	(5.17)%	(3.87)%	20.43%	4.83%

Net assets, end of period (in 000’s)	$77,702		$62,027	$91,519	$148,544	$239,660	$146,008

Ratio of net expenses to average net assets	0.82	%(c)	1.10%	1.23%	1.18%	1.33%	1.57%

Ratio of total expenses to average net assets	1.45	%(c)	1.43%	1.37%	1.32%	1.46%	1.64%

Ratio of net investment income (loss) to average net assets	2.22	%(c)	2.39%	2.67%	2.69%	0.10%	(1.54)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class R6 Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.39		$9.33	$9.83	$10.22	$10.19	$10.44

Net investment income (loss)(a)	0.11		0.22	0.27	0.28	0.01	(0.15)

Net realized and unrealized gain (loss)	0.41		(0.16)	(0.77)	(0.66)	2.06	0.65

Total from investment operations	0.52		0.06	(0.50)	(0.38)	2.07	0.50

Distributions to shareholders from net investment income	–		–	–	(0.01)	(1.19)	(0.06)

Distributions to shareholders from net realized gains	–		–	–	–	(0.85)	(0.69)

Total distributions	–		–	–	(0.01)	(2.04)	(0.75)

Net asset value, end of period	$9.91		$9.39	$9.33	$9.83	$10.22	$10.19

Total Return(b)	5.54%		0.64%	(5.09)%	(3.68)%	20.47%	5.00%

Net assets, end of period (in 000’s)	$40,541		$38,517	$48,418	$57,814	$65,653	$57,900

Ratio of net expenses to average net assets	0.70	%(c)	0.96%	1.11%	1.06%	1.20%	1.45%

Ratio of total expenses to average net assets	1.33	%(c)	1.31%	1.24%	1.20%	1.33%	1.51%

Ratio of net investment income (loss) to average net assets	2.34	%(c)	2.51%	2.79%	2.81%	0.07%	(1.41)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class R Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.62		$8.62	$9.13	$9.54	$9.64	$9.92

Net investment income (loss)(a)	0.08		0.16	0.20	0.20	(0.04)	(0.21)

Net realized and unrealized gain (loss)	0.36		(0.16)	(0.71)	(0.61)	1.93	0.62

Total from investment operations	0.44		– (b)	(0.51)	(0.41)	1.89	0.41

Distributions to shareholders from net investment income	–		–	–	–	(1.14)	–

Distributions to shareholders from net realized gains	–		–	–	–	(0.85)	(0.69)

Total distributions	–		–	–	–	(1.99)	(0.69)

Net asset value, end of period	$9.06		$8.62	$8.62	$9.13	$9.54	$9.64

Total Return(c)	5.10%		–%	(5.59)%	(4.30)%	19.77%	4.33%

Net assets, end of period (in 000’s)	$467		$431	$516	$558	$856	$451

Ratio of net expenses to average net assets	1.32	%(d)	1.56%	1.73%	1.68%	1.83%	2.08%

Ratio of total expenses to average net assets	1.95	%(d)	1.94%	1.87%	1.82%	1.96%	2.14%

Ratio of net investment income (loss) to average net assets	1.72	%(d)	1.95%	2.17%	2.18%	(0.36)%	(2.04)%

Portfolio turnover rate(e)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class P Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.38		$9.32	$9.81	$10.21	$10.17	$10.42

Net investment income (loss)(a)	–	(b)	0.23	0.27	0.28	0.01	(0.15)

Net realized and unrealized gain (loss)	0.51		(0.17)	(0.76)	(0.67)	2.07	0.65

Total from investment operations	0.51		0.06	(0.49)	(0.39)	2.08	0.50

Distributions to shareholders from net investment income	–		–	–	(0.01)	(1.19)	(0.06)

Distributions to shareholders from net realized gains	–		–	–	–	(0.85)	(0.69)

Total distributions	–		–	–	(0.01)	(2.04)	(0.75)

Net asset value, end of period	$9.89		$9.38	$9.32	$9.81	$10.21	$10.17

Total Return(c)	5.44%		0.64%	(5.00)%	(3.78)%	20.62%	4.98%

Net assets, end of period (in 000’s)	$49		$2,533	$22,214	$13	$14	$11

Ratio of net expenses to average net assets	0.66	%(d)	0.95%	1.09%	1.05%	1.20%	1.44%

Ratio of total expenses to average net assets	1.33	%(d)	1.32%	1.23%	1.19%	1.32%	1.51%

Ratio of net investment income (loss) to average net assets	2.37	%(d)	2.56%	2.80%	2.81%	0.10%	(1.40)%

Portfolio turnover rate(e)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Managed Futures Strategy Fund — Cayman Commodity-MFS, LLC. (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of June 30, 2026, the Fund’s net assets were $184,038,153, of which $36,503,155 or 20%, represented the Subsidiary’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

17

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day

18

GOLDMAN SACHS ALTERNATIVE FUNDS I

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (the “Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/ receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

19

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2026:

Managed Futures Strategy Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Companies	$141,023,010	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts(a)	$—	$1,400,690	$—
Futures Contracts(a)	3,007,390	—	—
Interest Rate Swap Contracts(a)	—	1,918,621	—

Total	$3,007,390	$3,319,311	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,164,294)	$—
Futures Contracts(a)	(3,844,922)	—	—
Interest Rate Swap Contracts(a)	—	(927,948)	—

Total	$(3,844,922)	$(3,092,242)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

20

GOLDMAN SACHS ALTERNATIVE FUNDS I

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Managed Futures Strategy Fund
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$845,901	(a)	Variation margin on futures contracts	$(3,309,499	)(a)
Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$1,400,690		Payable for unrealized loss on forward foreign currency exchange contracts	$(2,164,294)
Equity	Variation margin on futures contracts	$2,161,489	(a)	Variation margin on futures contracts	$(380,855	)(a)
Interest Rate	Variation margin on swaps contracts	$1,918,621	(a)	Variation margin on futures and swaps contracts	$(1,082,516	)(a)

Total		$6,326,701			$(6,937,164)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only the variation margin as of June 30, 2026, is reported within the Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Managed Futures Strategy Fund

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$1,255,891	$(1,019,948)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	5,692,607	(3,392,437)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	5,729,254	2,010,437

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(2,442,991)	(3,168,277)

Total		$10,234,761	$(5,570,225)

For the six months ended June 30, 2026, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts

Managed Futures Strategy Fund	918	255,602,190	5,215,176

(a)

Amounts disclosed represent average number of contracts for futures, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2026.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and

21

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2026:

Counterparty		Derivative Assets Forwards(1)		Derivative Liabilities Forwards(1)		Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)		Net Amount(2)

Morgan Stanley Co., Inc.	$	1,400,690	$	(2,164,294)	$	(763,604)	$—	$	(763,604)

(1)	Gross amounts available for offset but not netted in the Consolidated Statements of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^[1]

Managed Futures Strategy Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	0.62%*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

[1]	Reflects combined management fees paid to GSAM under the Agreement and the Fund’s Subsidiary Agreement (as defined below) after the waivers.

22

GOLDMAN SACHS ALTERNATIVE FUNDS I

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

*

GSAM agreed to waive a portion of its management fee with respect to the Fund to achieve an effective net management fee rate of 0.70% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2027, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2026, GSAM waived $72,935 of the Fund’s management fee.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. With respect to the affiliated Underlying Fund, for the six months ended June 30, 2026, GSAM waived $71,333 of the Fund’s management fees.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C or Class R Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2026, Goldman Sachs retained $82 for Class A Shares and did not retain any portion of the CDSC for Class C Shares for the Fund.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and P Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.054%. The Other Expense limitation will remain in place through at least April 30, 2027,

23

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Subsidiary also pays certain other expenses, including service and custody fees.

GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Fund. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Management	Other Expense	Total Expense
Fund	Fee Waiver	Reimbursements	Reductions

Managed Futures Strategy Fund	$ 405,140	$ 214,165	$ 619,305

G. Line of Credit Facility — As of June 30, 2026, the Fund participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Fund did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Fund’s investment in the Underlying Funds as of and for the six months ended June 30, 2026:

Managed Futures Strategy Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$162,832,693	$(21,809,683)	$141,023,010	141,023,010	$981,980

Goldman Sachs Financial Square Government Fund - Institutional Shares

	139,973,028	53,631,180	(193,604,208)	–	–	1,565,738

Total		$216,463,873	$(215,413,891)	$141,023,010		$2,547,718

6. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2025, the Fund’s capital loss carryforwards and certain timing differences on a tax-basis were as follows:

Managed Futures Strategy Fund

Capital loss carryforwards:

Perpetual Short-Term	$(424,910)

Perpetual Long-Term	(1,002,020)

Total capital loss carryforwards	(1,426,930)

Timing differences – (Post October Capital Loss Deferral and Straddles)	(792,953)

24

GOLDMAN SACHS ALTERNATIVE FUNDS I

6. TAX INFORMATION (continued)

As of June 30, 2026, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Managed Futures Strategy Fund

Tax Cost	$ 141,073,899

Gross unrealized gain	6,275,812

Gross unrealized loss	(6,326,701)

Net unrealized gain (loss)	$ (50,889)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to net mark-to-market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary’s, and therefore the Fund’s, share value to fluctuate.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The

25

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

7. OTHER RISKS (continued)

imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased

26

GOLDMAN SACHS ALTERNATIVE FUNDS I

7. OTHER RISKS (continued)

supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiary is not registered under the Act and is not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Tax Risk — The Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary. The tax treatment of the Fund’s investments in the Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Change in Fiscal Year End – At a meeting held on June 15 – 17, 2026, the Trustees approved a change of the Fund’s fiscal year end from December 31 to November 30, effective July 1, 2026.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

27

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

	Managed Futures Strategy Fund

	For the Six Months Ended		For the Fiscal Year Ended
	June 30, 2026		December 31, 2025
	(Unaudited)

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	220,520	$2,031,865	660,961	$5,570,185

Shares redeemed	(145,448)	(1,342,666)	(296,737)	(2,549,090)

	75,072	689,199	364,224	3,021,095

Class C Shares

Shares sold	1,850	15,395	2,843	21,663

Shares redeemed	(19,731)	(165,350)	(104,852)	(797,002)

	(17,881)	(149,955)	(102,009)	(775,339)

Institutional Shares

Shares sold	1,016,812	9,854,767	3,226,189	28,781,444

Shares redeemed	(999,973)	(9,682,669)	(3,695,676)	(32,449,193)

	16,839	172,098	(469,487)	(3,667,749)

Investor Shares

Shares sold	2,514,002	24,010,349	3,746,230	32,776,668

Shares redeemed	(1,247,492)	(11,862,901)	(6,992,341)	(60,641,365)

	1,266,510	12,147,448	(3,246,111)	(27,864,697)

Class R6 Shares

Shares sold	32,331	313,061	1,052,832	9,294,791

Shares redeemed	(40,680)	(395,904)	(2,140,595)	(18,243,221)

	(8,349)	(82,843)	(1,087,763)	(8,948,430)

Class R Shares

Shares sold	1,583	14,059	6,197	49,431

Shares redeemed	(44)	(387)	(16,054)	(136,522)

	1,539	13,672	(9,857)	(87,091)

Class P Shares

Shares sold	—	652	—	(6,188)

Shares redeemed	(265,042)	(2,536,453)	(2,113,314)	(19,821,987)

	(265,042)	(2,535,801)	(2,113,314)	(19,828,175)

NET INCREASE (DECREASE) IN SHARES	1,068,688	$10,253,818	(6,664,317)	$(58,150,386)

28

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

29

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

30

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees observed that the Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-and ten-year periods and in the fourth quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the one- and ten-year periods and underperformed for the three- and five-year periods ended March 31, 2026. They also noted that the Fund had experienced a benchmark index change in 2021 and certain portfolio management changes in 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees noted that the Investment Adviser had agreed to waive a portion of the Fund’s management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	1.00%
Next $1 billion	0.90
Next $3 billion	0.86
Next $3 billion	0.84
Over $8 billion	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a

31

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

portion of its management fee and to limit certain expenses of the Fund that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2027.

32

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. SELSATSAR-26

Goldman Sachs Funds
Semi-Annual Financial Statements
June 30, 2026
Goldman Sachs Real Estate Securities and Global Infrastructure Funds
Goldman Sachs Global Infrastructure Fund Goldman Sachs Real Estate Securities Fund

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%

Australia – 3.7%
265,803	APA Group (Utilities) Transurban Group	$1,862,358
313,552	(Transportation)	3,117,632

		4,979,990

Canada – 16.4%
199,176	Enbridge, Inc. (Energy)	10,801,076
21,008	Fortis, Inc. (Utilities)	1,203,525
47,767	Hydro One Ltd. (Utilities)(a)	1,970,294
69,662	Pembina Pipeline Corp. (Energy)	3,223,142
33,250	Rockpoint Gas Storage, Inc., Class A (Energy)	688,562
62,962	TC Energy Corp. (Energy)	4,169,498

		22,056,097

China – 0.6%
152,300	ENN Energy Holdings Ltd. (Utilities)	786,907

France – 7.0%
37,990	Engie SA (Utilities)	1,195,718
30,551	Veolia Environnement SA (Utilities)	1,273,099
47,370	Vinci SA (Capital Goods)	6,918,303

		9,387,120

Germany – 1.8%
114,900	E.ON SE (Utilities)	2,362,793

Italy – 3.1%
228,057	Enav SpA (Transportation)(a)	1,354,766
386,029	Snam SpA (Utilities)	2,786,791

		4,141,557

Japan – 0.5%
20,500	Osaka Gas Co. Ltd. (Utilities)	690,715

Mexico – 1.1%
60,040	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,518,415

Spain – 2.1%
94,333	Cellnex Telecom SA (Telecommunication Services)*(a)	2,820,150

Switzerland – 1.3%
5,474	Flughafen Zurich AG (Transportation)	1,693,312

Thailand – 1.1%
422,700	Airports of Thailand PCL (Transportation)	823,216
26,216	BKV Corp. (Energy)*	717,270

		1,540,486

United Kingdom – 7.5%
495,110	National Grid PLC (Utilities)	8,166,215

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
51,063	Severn Trent PLC (Utilities)	$1,999,073

		10,165,288

United States – 51.5%
15,135	Ameren Corp. (Utilities)	1,710,860
43,284	American Tower Corp. REIT (Equity Real Estate Investment Trusts (REITs))	7,079,964
5,477	American Water Works Co., Inc. (Utilities)	720,664
17,484	Atmos Energy Corp. (Utilities)	3,011,969
73,911	CenterPoint Energy, Inc. (Utilities)	3,255,040
19,088	Cheniere Energy, Inc. (Energy)	4,562,223
21,748	CMS Energy Corp. (Utilities)	1,663,722
33,869	Consolidated Edison, Inc. (Utilities)	3,746,927
13,645	Crown Castle, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,033,336
22,001	DT Midstream, Inc. (Energy)	3,228,427
12,793	Edison International (Utilities)	952,439
1,165	Equinix, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,214,384
14,279	Eversource Energy (Utilities)	1,031,943
43,350	Exelon Corp. (Utilities)	2,020,977
52,684	Ferrovial NV (Capital Goods)	3,610,994
87,101	Kinder Morgan, Inc. (Energy)	2,784,619
14,036	Kinetik Holdings, Inc. (Energy)	678,500
1,234	Martin Marietta Materials, Inc. (Materials)	711,648
12,675	NextEra Energy, Inc. (Utilities)	1,112,485
18,648	NiSource, Inc. (Utilities)	886,712
27,292	ONEOK, Inc. (Energy)	2,372,767
222,340	PG&E Corp. (Utilities)	3,739,759
11,703	SBA Communications Corp. REIT (Equity Real Estate Investment Trusts (REITs))	2,065,111
38,715	Sempra (Utilities)	3,589,268
21,219	Targa Resources Corp. (Energy)	5,689,663
32,153	Venture Global, Inc., Class A (Energy)	357,863
67,933	Williams Cos., Inc. (The) (Energy)	5,050,139
18,509	Xcel Energy, Inc. (Utilities)	1,486,273

		69,368,676

TOTAL COMMON STOCKS (Cost $88,227,179)		131,511,506

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)

Goldman Sachs Central Government Fund - Institutional Shares
686,685	3.703%	$686,685
(Cost $686,685)

TOTAL INVESTMENTS – 98.2% (Cost $88,913,864)		$132,198,191

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		2,409,932

NET ASSETS – 100.0%		$134,608,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Utilities	40.3%

Energy	33.5

Industrials	14.5

Real Estate	8.6

Communication Services	2.1

Materials	0.5

Investment Company	0.5

TOTAL INVESTMENTS	100.0%

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%

Health Care REITs – 18.0%
15,890	Janus Living, Inc. REIT	$456,678
21,024	Omega Healthcare Investors, Inc. REIT	1,002,424
23,241	Ventas, Inc. REIT	2,063,801
27,151	Welltower, Inc. REIT	6,162,463

		9,685,366

Hotel & Resort REITs – 1.9%
8,147	Ryman Hospitality Properties, Inc. REIT	1,047,297

Hotels, Restaurants & Leisure – 1.0%
1,557	Hilton Worldwide Holdings, Inc.	514,526

Industrial REITs – 12.4%
38,910	Americold Realty Trust, Inc. REIT	611,665
4,753	EastGroup Properties, Inc. REIT	962,625
37,708	Prologis, Inc. REIT	5,108,303

		6,682,593

Office REITs – 3.5%
22,950	Cousins Properties, Inc. REIT	688,041
15,112	Kilroy Realty Corp. REIT	566,247
11,370	SL Green Realty Corp. REIT	588,625

		1,842,913

Real Estate Management & Development – 1.0%
4,014	CBRE Group, Inc., Class A*	540,646

Residential REITs – 13.0%
29,800	American Homes 4 Rent, Class A REIT	998,896
9,780	AvalonBay Communities, Inc. REIT	1,845,388
19,761	Equity LifeStyle Properties, Inc. REIT	1,273,596
5,351	Essex Property Trust, Inc. REIT	1,560,298
9,304	Mid-America Apartment Communities, Inc. REIT	1,292,698

		6,970,876

Retail REITs – 17.4%
28,869	Acadia Realty Trust REIT	603,651
10,142	Agree Realty Corp. REIT	768,155
12,617	Curbline Properties Corp. REIT	383,557
7,669	Federal Realty Investment Trust REIT	946,661
39,401	Kimco Realty Corp. REIT	998,815
39,424	Realty Income Corp. REIT	2,442,711
14,213	Simon Property Group, Inc. REIT	3,178,737

		9,322,287

Specialized REITs – 31.0%
20,844	American Tower Corp. REIT	3,409,453
7,818	Crown Castle, Inc. REIT	592,057
14,401	Digital Realty Trust, Inc. REIT	2,586,132
4,126	Equinix, Inc. REIT	4,300,901
13,043	Extra Space Storage, Inc. REIT	1,895,148
6,279	Iron Mountain, Inc. REIT	793,101
3,781	Public Storage REIT	1,203,530

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
5,012	SBA Communications Corp. REIT	$884,418
24,266	VICI Properties, Inc. REIT	644,262
12,537	Weyerhaeuser Co. REIT	300,136

		16,609,138

TOTAL COMMON STOCKS (Cost $31,674,405)		53,215,642

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)

Goldman Sachs Central Government Fund - Institutional Shares
32	3.703%	32
(Cost $32)

TOTAL INVESTMENTS – 99.2% (Cost $31,674,437)		$53,215,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		415,467

NET ASSETS – 100.0%		$53,631,141

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:

REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Assets and Liabilities June 30, 2026 (Unaudited)

	Global Infrastructure Fund	Real Estate Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $88,227,179 and $31,674,405, respectively)	$ 131,511,506	$ 53,215,642
Investments in affiliated issuers, at value (cost $686,685 and $32, respectively)	686,685	32
Cash	543,253	191,496
Foreign Currency, at value (cost $52,386 and $–, respectively)	52,642	—
Receivables:
Dividends	1,751,689	518,143
Foreign tax reclaims	226,352	—
Reimbursement from investment adviser	11,235	15,605
Fund shares sold	31	3,415
Other assets	51,387	74,296

Total assets	134,834,780	54,018,629

Liabilities:

Payables:
Fund shares redeemed	73,733	285,092
Accrued professional fees	67,730	61,973
Management fees	49,827	17,773
Custody, accounting and administrative services	22,820	10,507
Distribution and Service fees and Transfer Agency fees	1,756	2,895
Accrued expenses	10,791	9,248

Total liabilities	226,657	387,488

Net Assets:

Paid-in capital	91,934,303	27,891,302
Total distributable earnings	42,673,820	25,739,839

NET ASSETS	$ 134,608,123	$ 53,631,141
Net Assets:
Class A	$724,025	$11,795,922
Class C	29,147	515,331
Institutional	1,461,623	7,459,856
Service	—	627,306
Investor	452,488	2,482,961
Class R6	54,236,654	3,150,693
Class R	—	354,056
Class P	77,704,186	27,245,016
Total Net Assets	$ 134,608,123	$ 53,631,141
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	50,922	1,318,666
Class C	2,069	66,391
Institutional	103,172	763,247
Service	—	68,859
Investor	32,014	269,698
Class R6	3,839,465	322,391
Class R	—	40,928
Class P	5,506,404	2,789,081
Net asset value, offering and redemption price per share:(a)
Class A	$ 14.22	$ 8.95
Class C	14.09	7.76
Institutional	14.17	9.77
Service	—	9.11
Investor	14.13	9.21
Class R6	14.13	9.77
Class R	—	8.65
Class P	14.11	9.77

(a)

Maximum public offering price per share for Class A Shares of the Global Infrastructure Fund and Real Estate Securities Fund is $15.05 and $9.47, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Operations For the Six Months Ended June 30, 2026 (Unaudited)

	Global Infrastructure Fund	Real Estate Securities Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $ 171,941 and $–, respectively)	$ 2,341,390	$ 771,641

Dividends — affiliated issuers	23,312	3,712

Total Investment Income	2,364,702	775,353

Expenses:

Management fees	572,957	227,118

Professional fees	64,759	59,724

Registration fees	45,772	66,253

Custody, accounting and administrative services	26,285	22,050

Transfer Agency fees(a)	19,901	17,163

Trustee fees	13,553	13,541

Printing and mailing costs	13,289	18,620

Distribution and/or Service (12b-1) fees(a)	1,324	17,709

Service fees — Class C	208	607

Shareholder Administration fees — Service Shares	—	655

Other	2,368	3,746

Total expenses	760,416	447,186

Less — expense reductions	(145,636)	(201,231)

Net expenses	614,780	245,955

NET INVESTMENT INCOME	1,749,922	529,398

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,256,811	567,053

Forward foreign currency exchange contracts	39	—

Foreign currency transactions	(15,265)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	9,429,264	5,199,079

Foreign currency translations	(14,855)	—

Net realized and unrealized gain	10,655,994	5,766,132

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,405,916	$ 6,295,530

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Infrastructure Fund	$699	$625	$–	$–	$420	$125	$317	$–	$359	$7,714	$–	$10,966
Real Estate Securities Fund	14,210	1,822	655	1,022	8,526	364	1,423	105	1,990	441	306	4,008

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets

	Global Infrastructure Fund		Real Estate Securities Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$ 1,763,151	$ 2,248,303	$ 639,422	$ 1,492,737

Net realized gain	1,241,585	5,720,526	567,053	9,013,150

Net change in unrealized gain (loss)	9,414,409	6,465,878	5,199,079	(10,561,971)

Net increase (decrease) in net assets resulting from operations	12,419,145	14,434,707	6,405,554	(56,084)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(7,590)	(31,082)	(154,449)	(3,312,509)

Class C Shares	(224)	(10,274)	(6,066)	(154,885)

Institutional Shares	(18,646)	(117,864)	(99,554)	(2,154,974)

Service Shares	–	–	(6,493)	(184,070)

Investor Shares	(5,693)	(26,741)	(33,865)	(283,043)

Class R6 Shares	(662,076)	(2,004,993)	(41,618)	(761,475)

Class R Shares	–	–	(5,230)	(128,459)

Class P Shares	(939,688)	(4,170,198)	(368,140)	(8,147,795)

Total distributions to shareholders	(1,633,917)	(6,361,152)	(715,415)	(15,127,210)

From share transactions:

Proceeds from sales of shares	26,637,827	7,754,885	10,418,448	11,638,027

Reinvestment of distributions	2,769,690	6,361,544	706,616	14,948,632

Cost of shares redeemed	(5,661,035)	(18,896,880)	(15,302,642)	(44,524,955)

Net increase (decrease) in net assets resulting from share transactions	23,746,482	(4,780,451)	(4,177,578)	(17,938,296)

TOTAL INCREASE (DECREASE)	34,531,710	3,293,104	1,512,561	(33,121,590)

Net Assets:

Beginning of period	$ 100,089,642	$ 96,796,538	$ 52,228,604	$ 85,350,194

End of period	$ 134,621,352	$ 100,089,642	$ 53,741,165	$ 52,228,604

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class A Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.00		$12.00	$12.54	$12.27	$13.45	$11.78

Net investment income(a)	0.17		0.28	0.26	0.25	0.18	0.15

Net realized and unrealized gain (loss)	1.21		1.54	1.14	0.32	(1.20)	1.74

Total from investment operations	1.38		1.82	1.40	0.57	(1.02)	1.89

Distributions to shareholders from net investment income	(0.16)		(0.26)	(0.29)	(0.29)	(0.14)	(0.18)

Distributions to shareholders from net realized gains	–		(0.56)	(1.65)	–	–	(0.04)

Distributions to shareholders from return of capital	–		–	–	(0.01)	(0.02)	–

Total distributions	(0.16)		(0.82)	(1.94)	(0.30)	(0.16)	(0.22)

Net asset value, end of period	$14.22		$13.00	$12.00	$12.54	$12.27	$13.45

Total Return(b)	10.61%		15.23%	10.93%	4.78%	(7.62)%	16.15%

Net assets, end of period (in 000’s)	$724		$521	$239	$185	$296	$1,302

Ratio of net expenses to average net assets	1.22	%(c)	1.22%	1.24%	1.31%	1.35%	1.35%

Ratio of total expenses to average net assets	1.56	%(c)	1.62%	1.62%	1.49%	1.41%	1.45%

Ratio of net investment income to average net assets	2.43	%(c)	2.10%	2.03%	2.06%	1.44%	1.14%

Portfolio turnover rate(d)	9%		19%	32%	26%	36%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class C Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.80		$11.83	$12.38	$12.11	$13.34	$11.70

Net investment income(a)	0.10		0.15	0.16	0.16	0.09	0.05

Net realized and unrealized gain (loss)	1.21		1.53	1.13	0.31	(1.20)	1.73

Total from investment operations	1.31		1.68	1.29	0.47	(1.11)	1.78

Distributions to shareholders from net investment income	(0.02)		(0.15)	(0.19)	(0.19)	(0.11)	(0.10)

Distributions to shareholders from net realized gains	–		(0.56)	(1.65)	–	–	(0.04)

Distributions to shareholders from return of capital	–		–	–	(0.01)	(0.01)	–

Total distributions	(0.02)		(0.71)	(1.84)	(0.20)	(0.12)	(0.14)

Net asset value, end of period	$14.09		$12.80	$11.83	$12.38	$12.11	$13.34

Total Return(b)	10.22%		14.26%	10.19%	3.95%	(8.29)%	15.28%

Net assets, end of period (in 000’s)	$29		$186	$242	$257	$454	$622

Ratio of net expenses to average net assets	1.97	%(c)	1.97%	1.99%	2.06%	2.10%	2.10%

Ratio of total expenses to average net assets	2.32	%(c)	2.36%	2.36%	2.24%	2.17%	2.20%

Ratio of net investment income to average net assets	1.45	%(c)	1.21%	1.29%	1.35%	0.71%	0.39%

Portfolio turnover rate(d)	9%		19%	32%	26%	36%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Institutional Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.94		$11.96	$12.50	$12.23	$13.47	$11.80

Net investment income(a)	0.18		0.30	0.26	0.27	0.25	0.19

Net realized and unrealized gain (loss)	1.22		1.53	1.17	0.34	(1.22)	1.74

Total from investment operations	1.40		1.83	1.43	0.61	(0.97)	1.93

Distributions to shareholders from net investment income	(0.17)		(0.29)	(0.32)	(0.32)	(0.23)	(0.22)

Distributions to shareholders from net realized gains	–		(0.56)	(1.65)	–	–	(0.04)

Distributions to shareholders from return of capital	–		–	–	(0.02)	(0.04)	–

Total distributions	(0.17)		(0.85)	(1.97)	(0.34)	(0.27)	(0.26)

Net asset value, end of period	$14.17		$12.94	$11.96	$12.50	$12.23	$13.47

Total Return(b)	10.85%		15.36%	11.25%	5.13%	(7.24)%	16.50%

Net assets, end of period (in 000’s)	$1,462		$1,538	$1,922	$8,591	$13,554	$8,983

Ratio of net expenses to average net assets	0.97	%(c)	0.97%	0.98%	0.99%	0.99%	0.99%

Ratio of total expenses to average net assets	1.20	%(c)	1.26%	1.23%	1.12%	1.04%	1.08%

Ratio of net investment income to average net assets	2.56	%(c)	2.34%	2.04%	2.25%	1.94%	1.50%

Portfolio turnover rate(d)	9%		19%	32%	26%	36%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Investor Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.92		$11.93	$12.47	$12.21	$13.46	$11.78

Net investment income(a)	0.19		0.24	0.29	0.29	0.27	0.18

Net realized and unrealized gain (loss)	1.19		1.59	1.14	0.30	(1.27)	1.75

Total from investment operations	1.38		1.83	1.43	0.59	(1.00)	1.93

Distributions to shareholders from net investment income	(0.17)		(0.28)	(0.32)	(0.31)	(0.21)	(0.21)

Distributions to shareholders from net realized gains	–		(0.56)	(1.65)	–	–	(0.04)

Distributions to shareholders from return of capital	–		–	–	(0.02)	(0.04)	–

Total distributions	(0.17)		(0.84)	(1.97)	(0.33)	(0.25)	(0.25)

Net asset value, end of period	$14.13		$12.92	$11.93	$12.47	$12.21	$13.46

Total Return(b)	10.71%		15.47%	11.26%	5.00%	(7.41)%	16.49%

Net assets, end of period (in 000’s)	$452		$438	$1,534	$1,195	$1,720	$248

Ratio of net expenses to average net assets	0.97	%(c)	0.97%	0.99%	1.06%	1.10%	1.10%

Ratio of total expenses to average net assets	1.31	%(c)	1.36%	1.37%	1.24%	1.16%	1.20%

Ratio of net investment income to average net assets	2.65	%(c)	1.90%	2.27%	2.41%	2.17%	1.39%

Portfolio turnover rate(d)	9%		19%	32%	26%	36%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class R6 Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.91		$11.92	$12.46	$12.20	$13.44	$11.77

Net investment income(a)	0.21		0.29	0.30	0.31	0.24	0.19

Net realized and unrealized gain (loss)	1.19		1.55	1.13	0.29	(1.21)	1.74

Total from investment operations	1.40		1.84	1.43	0.60	(0.97)	1.93

Distributions to shareholders from net investment income	(0.18)		(0.29)	(0.32)	(0.32)	(0.24)	(0.22)

Distributions to shareholders from net realized gains	–		(0.56)	(1.65)	–	–	(0.04)

Distributions to shareholders from return of capital	–		–	–	(0.02)	(0.03)	–

Total distributions	(0.18)		(0.85)	(1.97)	(0.34)	(0.27)	(0.26)

Net asset value, end of period	$14.13		$12.91	$11.92	$12.46	$12.20	$13.44

Total Return(b)	10.80%		15.52%	11.29%	5.09%	(7.25)%	16.55%

Net assets, end of period (in 000’s)	$54,237		$31,583	$32,312	$112,270	$128,064	$166,430

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.98%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.19	%(c)	1.24%	1.20%	1.12%	1.04%	1.07%

Ratio of net investment income to average net assets	2.78	%(c)	2.23%	2.42%	2.55%	1.86%	1.51%

Portfolio turnover rate(d)	9%		19%	32%	26%	36%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class P Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.90		$11.91	$12.46	$12.19	$13.44	$11.76

Net investment income(a)	0.19		0.29	0.29	0.30	0.24	0.19

Net realized and unrealized gain (loss)	1.20		1.55	1.13	0.31	(1.22)	1.75

Total from investment operations	1.39		1.84	1.42	0.61	(0.98)	1.94

Distributions to shareholders from net investment income	(0.18)		(0.29)	(0.32)	(0.32)	(0.24)	(0.22)

Distributions to shareholders from net realized gains	–		(0.56)	(1.65)	–	–	(0.04)

Distributions to shareholders from return of capital	–		–	–	(0.02)	(0.03)	–

Total distributions	(0.18)		(0.85)	(1.97)	(0.34)	(0.27)	(0.26)

Net asset value, end of period	$14.11		$12.90	$11.91	$12.46	$12.19	$13.44

Total Return(b)	10.73%		15.53%	11.21%	5.17%	(7.32)%	16.66%

Net assets, end of period (in 000’s)	$77,704		$65,823	$60,548	$79,927	$107,173	$117,473

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.97%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.19	%(c)	1.24%	1.24%	1.12%	1.04%	1.07%

Ratio of net investment income to average net assets	2.74	%(c)	2.28%	2.26%	2.50%	1.87%	1.51%

Portfolio turnover rate(d)	9%		19%	32%	26%	36%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class A Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.03		$11.30	$11.44	$10.23	$14.90	$11.03

Net investment income(a)	0.01		0.20	0.19	0.21	0.13	0.07

Net realized and unrealized gain (loss)	1.03		(0.26)	0.52	1.45	(4.29)	4.75

Total from investment operations	1.04		(0.06)	0.71	1.66	(4.16)	4.82

Distributions to shareholders from net investment income	(0.12)		(0.23)	(0.25)	(0.16)	(0.15)	(0.13)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.12)		(3.21)	(0.85)	(0.45)	(0.51)	(0.95)

Net asset value, end of period	$8.95		$8.03	$11.30	$11.44	$10.23	$14.90

Total Return(b)	12.99%		(0.56)%	6.05%	16.58%	(28.07)%	44.33%

Net assets, end of period (in 000’s)	$11,796		$10,873	$12,556	$14,175	$14,224	$23,278

Ratio of net expenses to average net assets	1.20	%(c)	1.20%	1.21%	1.22%	1.26%	1.28%

Ratio of total expenses to average net assets	1.98	%(c)	1.71%	1.57%	1.55%	1.57%	1.55%

Ratio of net investment income to average net assets	1.81	%(c)	1.81%	1.65%	1.94%	1.03%	0.55%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class C Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$6.98		$10.26	$10.49	$9.44	$13.82	$10.31

Net investment income (loss)(a)	0.01		0.10	0.10	0.12	0.03	(0.02)

Net realized and unrealized gain (loss)	0.86		(0.23)	0.46	1.33	(3.96)	4.41

Total from investment operations	0.87		(0.13)	0.56	1.45	(3.93)	4.39

Distributions to shareholders from net investment income	(0.09)		(0.17)	(0.19)	(0.11)	(0.09)	(0.06)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.09)		(3.15)	(0.79)	(0.40)	(0.45)	(0.88)

Net asset value, end of period	$7.76		$6.98	$10.26	$10.49	$9.44	$13.82

Total Return(b)	12.57%		(1.41)%	5.29%	15.63%	(28.54)%	43.12%

Net assets, end of period (in 000’s)	$515		$469	$677	$730	$807	$1,540

Ratio of net expenses to average net assets	1.95	%(c)	1.95%	1.96%	1.97%	2.01%	2.03%

Ratio of total expenses to average net assets	2.73	%(c)	2.45%	2.32%	2.30%	2.32%	2.29%

Ratio of net investment income (loss) to average net assets	1.04	%(c)	1.00%	0.90%	1.18%	0.24%	(0.20)%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Institutional Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.76		$12.02	$12.11	$10.80	$15.67	$11.56

Net investment income(a)	0.01		0.24	0.24	0.27	0.18	0.13

Net realized and unrealized gain (loss)	1.13		(0.26)	0.54	1.52	(4.51)	4.97

Total from investment operations	1.14		(0.02)	0.78	1.79	(4.33)	5.10

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.27)	(0.19)	(0.18)	(0.17)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.13)		(3.24)	(0.87)	(0.48)	(0.54)	(0.99)

Net asset value, end of period	$9.77		$8.76	$12.02	$12.11	$10.80	$15.67

Total Return(b)	13.11%		(0.21)%	6.37%	16.92%	(27.77)%	44.74%

Net assets, end of period (in 000’s)	$7,460		$6,918	$20,559	$26,104	$24,348	$37,235

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.86%	0.89%	0.91%	0.91%

Ratio of total expenses to average net assets	1.62	%(c)	1.32%	1.21%	1.19%	1.20%	1.17%

Ratio of net investment income to average net assets	2.16	%(c)	1.99%	1.96%	2.38%	1.42%	0.92%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Service Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.17		$11.45	$11.58	$10.36	$15.07	$11.15

Net investment income(a)	0.01		0.23	0.16	0.20	0.08	0.05

Net realized and unrealized gain (loss)	1.04		(0.30)	0.53	1.46	(4.30)	4.80

Total from investment operations	1.05		(0.07)	0.69	1.66	(4.22)	4.85

Distributions to shareholders from net investment income	(0.11)		(0.23)	(0.22)	(0.15)	(0.13)	(0.11)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.11)		(3.21)	(0.82)	(0.44)	(0.49)	(0.93)

Net asset value, end of period	$9.11		$8.17	$11.45	$11.58	$10.36	$15.07

Total Return(b)	12.93%		(0.68)%	5.87%	16.34%	(28.12)%	44.13%

Net assets, end of period (in 000’s)	$627		$646	$277	$362	$312	$893

Ratio of net expenses to average net assets	1.34	%(c)	1.34%	1.36%	1.39%	1.41%	1.41%

Ratio of total expenses to average net assets	2.12	%(c)	1.88%	1.73%	1.69%	1.70%	1.68%

Ratio of net investment income to average net assets	1.53	%(c)	2.07%	1.40%	1.84%	0.66%	0.42%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Investor Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.26		$11.53	$11.65	$10.40	$15.13	$11.19

Net investment income(a)	0.01		0.24	0.25	0.22	0.15	0.11

Net realized and unrealized gain (loss)	1.07		(0.28)	0.50	1.50	(4.35)	4.81

Total from investment operations	1.08		(0.04)	0.75	1.72	(4.20)	4.92

Distributions to shareholders from net investment income	(0.13)		(0.25)	(0.27)	(0.18)	(0.17)	(0.16)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.13)		(3.23)	(0.87)	(0.47)	(0.53)	(0.98)

Net asset value, end of period	$9.21		$8.26	$11.53	$11.65	$10.40	$15.13

Total Return(b)	13.11%		(0.38)%	6.30%	16.91%	(27.90)%	44.58%

Net assets, end of period (in 000’s)	$2,483		$1,089	$1,190	$843	$1,428	$2,678

Ratio of net expenses to average net assets	0.95	%(c)	0.95%	0.95%	0.98%	1.01%	1.03%

Ratio of total expenses to average net assets	1.71	%(c)	1.45%	1.31%	1.31%	1.32%	1.30%

Ratio of net investment income to average net assets	1.69	%(c)	2.09%	2.10%	2.03%	1.22%	0.80%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class R6 Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.76		$12.02	$12.11	$10.79	$15.67	$11.56

Net investment income(a)	0.01		0.26	0.25	0.26	0.30	0.12

Net realized and unrealized gain (loss)	1.13		(0.28)	0.53	1.54	(4.64)	4.98

Total from investment operations	1.14		(0.02)	0.78	1.80	(4.34)	5.10

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.27)	(0.19)	(0.18)	(0.17)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.13)		(3.24)	(0.87)	(0.48)	(0.54)	(0.99)

Net asset value, end of period	$9.77		$8.76	$12.02	$12.11	$10.79	$15.67

Total Return(b)	13.12%		(0.19)%	6.38%	17.04%	(27.82)%	44.74%

Net assets, end of period (in 000’s)	$3,151		$2,760	$2,895	$2,564	$2,385	$443

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.84%	0.88%	0.90%	0.90%

Ratio of total expenses to average net assets	1.61	%(c)	1.34%	1.19%	1.18%	1.23%	1.18%

Ratio of net investment income to average net assets	2.17	%(c)	2.20%	2.05%	2.31%	2.47%	0.93%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class R Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$7.77		$11.04	$11.21	$10.04	$14.64	$10.87

Net investment income(a)	0.01		0.17	0.17	0.17	0.10	0.04

Net realized and unrealized gain (loss)	0.98		(0.25)	0.49	1.43	(4.21)	4.66

Total from investment operations	0.99		(0.08)	0.66	1.60	(4.11)	4.70

Distributions to shareholders from net investment income	(0.11)		(0.21)	(0.23)	(0.14)	(0.13)	(0.11)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.11)		(3.19)	(0.83)	(0.43)	(0.49)	(0.93)

Net asset value, end of period	$8.65		$7.77	$11.04	$11.21	$10.04	$14.64

Total Return(b)	12.79%		(0.75)%	5.74%	16.26%	(28.22)%	43.82%

Net assets, end of period (in 000’s)	$354		$445	$402	$512	$841	$1,134

Ratio of net expenses to average net assets	1.45	%(c)	1.45%	1.45%	1.47%	1.51%	1.53%

Ratio of total expenses to average net assets	2.23	%(c)	1.96%	1.81%	1.81%	1.82%	1.79%

Ratio of net investment income to average net assets	1.63	%(c)	1.61%	1.48%	1.63%	0.84%	0.93%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class P Shares

	Six Months Ended
	June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.75		$12.01	$12.10	$10.79	$15.66	$11.55

Net investment income(a)	0.01		0.25	0.24	0.25	0.18	0.13

Net realized and unrealized gain (loss)	1.14		(0.27)	0.54	1.54	(4.51)	4.97

Total from investment operations	1.15		(0.02)	0.78	1.79	(4.33)	5.10

Distributions to shareholders from net investment income	(0.13)		(0.26)	(0.27)	(0.19)	(0.18)	(0.17)

Distributions to shareholders from net realized gains	–		(2.98)	(0.60)	(0.29)	(0.36)	(0.82)

Total distributions	(0.13)		(3.24)	(0.87)	(0.48)	(0.54)	(0.99)

Net asset value, end of period	$9.77		$8.75	$12.01	$12.10	$10.79	$15.66

Total Return(b)	13.11%		(0.17)%	6.47%	16.94%	(27.78)%	44.79%

Net assets, end of period (in 000’s)	$27,245		$29,029	$46,793	$56,585	$70,378	$109,444

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.85%	0.88%	0.90%	0.90%

Ratio of total expenses to average net assets	1.60	%(c)	1.33%	1.20%	1.18%	1.19%	1.16%

Ratio of net investment income to average net assets	2.14	%(c)	2.09%	1.99%	2.22%	1.42%	0.93%

Portfolio turnover rate(d)	24%		27%	39%	35%	35%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Global Infrastructure Fund	A, C, Institutional, Investor, R6 and P	Non-Diversified

Goldman Sachs Real Estate Securities Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Class A Shares of the Global Infrastructure and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

23

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Global Infrastructure Fund	Quarterly	Annually

Real Estate Securities Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

G. Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

24

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market Funds’ financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of June 30, 2026:

25

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Global Infrastructure Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$717,270	$2,300,838	$—

Europe	—	30,570,220	—

North America	89,332,194	3,610,994	—

Oceania	—	4,979,990	—

Investment Company	686,685	—	—

Total	$90,736,149	$41,462,042	$—

Real Estate Securities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$53,215,642	$—	$—

Investment Company	32	—	—

Total	$53,215,674	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Global Infrastructure Fund	0.90%	0.81%	0.77%	0.75%	0.74%	0.90%	0.90%

Real Estate Securities Fund	0.87	0.78	0.74	0.73	0.71	0.87	0.80*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.80% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2027, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

26

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund.

For the six months ended June 30, 2026, GSAM waived $592 and $66 of the Global Infrastructure and Real Estate Securities Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Global Infrastructure Fund	$540	$—

Real Estate Securities Fund	1,907	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

27

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.11% of the average daily net assets attributable to Class A, Class C and Investor Shares of the Global Infrastructure Fund. This arrangement will remain in effect through at least April 30, 2027, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Global Infrastructure Fund and Real Estate Securities Fund are 0.034% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Global Infrastructure Fund	$592	$662	$144,382	$145,636

Real Estate Securities Fund	18,340	–	182,891	201,231

G. Line of Credit Facility — As of June 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Global Infrastructure and Real Estate Securities Fund. The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2026:

Global Infrastructure Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$4,511,340	$(3,824,655)	$686,685	686,685	$9,943

28

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$1,445,968	$17,951,755	$(19,397,723)	$–	–	$13,369

Total	$1,445,968	$22,463,095	$(23,222,378)	$686,685		$23,312

Real Estate Securities Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	–	421,055	(421,022)	32	32	399

Goldman Sachs Financial Square Government Fund - Institutional Shares

	400,967	7,776,407	(8,177,374)	–	–	3,313
Total	$400,967	$8,197,462	$(8,598,396)	$32		$3,712

As of June 30, 2026, the following Goldman Sachs Funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Dynamic Global Equity Fund

Global Infrastructure Fund	8%	14%	13%	6%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales

Global Infrastructure Fund	$34,713,277	$11,642,733

Real Estate Securities Fund	12,743,200	16,362,806

6. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2025, certain timing differences on a tax-basis were as follows:

	Global Infrastructure Fund	Real Estate Securities Fund

Timing differences — (Real Estate Investment Trusts and Post October Capital Loss Deferral)	$ —	$ 93,789

As of June 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

	Global Infrastructure Fund	Real Estate Securities Fund

Tax Cost	$ 92,251,203	$ 32,404,266

Gross unrealized gain	38,961,438	33,079,927

Gross unrealized loss	985,550	(12,268,519)

Net unrealized gain (loss)	$ 39,946,988	$20,811,408

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

7. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Infrastructure Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	26,067	$377,705	34,511	$447,506

Reinvestment of distributions	925	13,304	2,396	31,082

Shares redeemed	(16,197)	(233,929)	(16,687)	(219,883)

	10,795	157,080	20,220	258,705

Class C Shares

Shares sold	—	(42)	2	12

Reinvestment of distributions	16	224	817	10,274

Shares redeemed	(12,504)	(178,150)	(6,717)	(86,154)

	(12,488)	(177,968)	(5,898)	(75,868)

Institutional Shares

Shares sold	5,423	74,460	19,208	243,106

Reinvestment of distributions	2,158	30,925	9,208	117,871

Shares redeemed	(23,202)	(329,877)	(70,370)	(918,924)

	(15,621)	(224,492)	(41,954)	(557,947)

Investor Shares

Shares sold	3,333	47,011	9,931	130,427

Reinvestment of distributions	664	9,495	2,154	26,747

Shares redeemed	(5,909)	(84,238)	(106,723)	(1,311,540)

	(1,912)	(27,732)	(94,638)	(1,154,366)

Class R6 Shares

Shares sold	1,415,341	18,540,354	332,343	4,418,014

Reinvestment of distributions	78,293	1,118,926	156,904	2,005,120

Shares redeemed	(101,049)	(1,500,531)	(752,394)	(9,911,996)

	1,392,585	18,158,749	(263,147)	(3,488,862)

Class P Shares

Shares sold	527,904	7,598,339	195,038	2,515,820

Reinvestment of distributions	111,805	1,596,816	326,478	4,170,450

Shares redeemed	(237,652)	(3,334,310)	(500,075)	(6,448,383)

	402,057	5,860,845	21,441	237,887

NET INCREASE (DECREASE) IN SHARES	1,775,416	$23,746,482	(363,976)	$(4,780,451)

	Real Estate Securities Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	105,265	$875,540	84,128	$891,882

Reinvestment of distributions	17,401	148,402	388,706	3,185,285

Shares redeemed	(158,238)	(1,355,603)	(230,071)	(2,391,900)

	(35,572)	(331,661)	242,763	1,685,267

32

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Real Estate Securities Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	2,142	$15,741	3,119	$ 30,936

Reinvestment of distributions	820	6,066	21,777	154,884

Shares redeemed	(3,755)	(27,703)	(23,661)	(232,383)

	(793)	(5,896)	1,235	(46,563)

Institutional Shares

Shares sold	72,716	696,190	395,972	4,680,263

Reinvestment of distributions	10,655	99,293	235,380	2,149,157

Shares redeemed	(109,825)	(1,026,908)	(1,552,230)	(18,278,264)

	(26,454)	(231,425)	(920,878)	(11,448,844)

Service Shares

Shares sold	32,854	291,622	38,202	433,597

Reinvestment of distributions	740	6,490	22,288	183,977

Shares redeemed	(43,805)	(366,060)	(5,621)	(56,652)

	(10,211)	(67,948)	54,869	560,922

Investor Shares

Shares sold	926,325	7,935,449	60,278	603,545

Reinvestment of distributions	3,854	33,865	33,427	283,043

Shares redeemed	(792,190)	(6,684,210)	(65,210)	(705,661)

	137,989	1,285,104	28,495	180,927

Class R6 Shares

Shares sold	20,486	194,064	27,383	306,711

Reinvestment of distributions	4,196	39,130	80,058	716,032

Shares redeemed	(17,334)	(161,194)	(33,333)	(393,931)

	7,348	72,000	74,108	628,812

Class R Shares

Shares sold	4,765	39,546	9,504	101,012

Reinvestment of distributions	641	5,230	16,262	128,459

Shares redeemed	(21,788)	(174,462)	(4,870)	(53,878)

	(16,382)	(129,686)	20,896	175,593

Class P Shares

Shares sold	41,559	370,297	466,638	4,590,081

Reinvestment of distributions	39,540	368,140	903,668	8,147,795

Shares redeemed	(607,736)	(5,506,503)	(1,949,278)	(22,412,286)

	(526,637)	(4,768,066)	(578,972)	(9,674,410)

NET DECREASE IN SHARES	(470,712)	$(4,177,578)	(1,077,484)	$ (17,938,296)

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Infrastructure Fund and Goldman Sachs Real Estate Securities Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-,

36

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Global Infrastructure Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period and in the third quartile for the one- and five-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2026. The Trustees observed that the Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods, in the third quartile for the ten-year period, and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one- and ten-year periods ended March 31, 2026. They noted that the Real Estate Securities Fund had experienced certain portfolio management changes in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

37

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Global Infrastructure Fund	Real Estate Securities Fund

First $1 billion	0.90%	0.87%
Next $1 billion	0.81	0.78
Next $3 billion	0.77	0.74
Next $3 billion	0.75	0.73
Over $8 billion	0.74	0.71

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Real Estate Securities Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fees with respect to certain share classes of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that

38

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

39

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. RESSAR-26

Tax-Advantaged Equity Funds I Goldman Sachs International Tax-Managed Equity Fund Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs Tax-Advantaged Equity Funds

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 95.5%

Australia – 7.1%
304,415	AMP Ltd. (Financial Services)	$338,260
42,364	Ampol Ltd. (Energy)	958,925
31,073	ANZ Group Holdings Ltd. (Banks)	758,318
174,756	Aristocrat Leisure Ltd. (Consumer Services)	7,405,720
117,872	BHP Group Ltd. (Materials)	4,912,076
17,000	Charter Hall Group REIT (Equity Real Estate Investment Trusts (REITs))	269,272
22,501	Commonwealth Bank of Australia (Banks)	2,564,310
64,399	Downer EDI Ltd. (Commercial & Professional Services)	358,913
606,080	Evolution Mining Ltd. (Materials)	5,011,525
369,472	Fortescue Ltd. (Materials)	4,917,779
25,046	GenusPlus Group Ltd. (Capital Goods)	190,839
1,078,442	Glencore PLC (Materials)*	7,353,284
27,075	Macquarie Group Ltd. (Financial Services)	4,706,828
269,305	Metals X Ltd. (Materials)*	248,996
5,337	Mineral Resources Ltd. (Materials)*	231,116
63,559	Monadelphous Group Ltd. (Capital Goods)	1,364,693
94,691	National Australia Bank Ltd. (Banks)	2,486,471
38,363	nib holdings Ltd. (Insurance)	187,138
289,591	Northern Star Resources Ltd. (Materials)	3,834,091
116,701	NRW Holdings Ltd. (Capital Goods)	604,746
340,814	Orora Ltd. (Materials)	326,849
219,368	Qantas Airways Ltd. (Transportation)	1,611,760
18,614	QBE Insurance Group Ltd. (Insurance)	323,793
176,523	Regis Resources Ltd. (Materials)	748,114
96,244	Rio Tinto Ltd. (Materials)	11,580,062
421,220	South32 Ltd. (Materials)	1,143,783
306,928	Superloop Ltd. (Telecommunication Services)*	702,048
627,945	Telstra Group Ltd. (Telecommunication Services)	2,202,122
22,948	Wesfarmers Ltd. (Consumer Discretionary Distribution & Retail)	1,436,161

		68,777,992

Austria – 1.1%
21,372	BAWAG Group AG (Banks)(a)	4,284,747
45,409	Erste Group Bank AG (Banks)	6,077,450
2,486	Strabag SE (Capital Goods)	253,085

Shares	Description	Value

Common Stocks – (continued)

Austria – (continued)
3,694	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	$272,152

		10,887,434

Belgium – 0.9%
11,772	Shurgard Self Storage Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	344,338
21,311	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,379,903
75,997	Umicore SA (Materials)	1,763,102

		8,487,343

China – 0.4%

80,777	Prosus NV (Consumer Discretionary Distribution & Retail)*	3,510,054

Denmark – 1.9%
136,208	Danske Bank A/S (Banks)	7,301,101
13,984	Jyske Bank A/S (Banks)	2,023,447
22,098	Pandora A/S (Consumer Durables & Apparel)	2,538,764
16,903	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(a)	172,007
215,681	Vestas Wind Systems A/S (Capital Goods)	6,106,661

		18,141,980

Finland – 1.5%
51,283	Finnair OYJ (Transportation)*	310,425
413,558	Nordea Bank Abp (Banks)	7,848,058
36,448	Sampo OYJ, Class A (Insurance)	382,775
152,027	Wartsila OYJ Abp (Capital Goods)	5,806,244

		14,347,502

France – 8.8%
52,618	Air Liquide SA (Materials)	10,419,787
5,574	Airbus SE (Capital Goods)	1,240,170
4,223	ARGAN SA REIT (Equity Real Estate Investment Trusts (REITs))	291,417
182,317	AXA SA (Insurance)	9,135,808
34,190	BioMerieux (Health Care Equipment & Services)	2,683,963
2,858	BNP Paribas SA (Banks)	333,795
185	Christian Dior SE (Consumer Durables & Apparel)	94,992
82,721	Cie de Saint-Gobain SA (Capital Goods)	7,501,341
100,826	Danone SA (Food, Beverage & Tobacco)	8,241,353
12,738	Dassault Aviation SA (Capital Goods)	4,184,227
227,574	Engie SA (Utilities)	7,162,787
21,697	EssilorLuxottica SA (Health Care Equipment & Services)	4,074,084

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
11,512	Gaztransport Et Technigaz SA (Energy)	$2,439,668
38,938	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	1,627,358
13,388	Legrand SA (Capital Goods)	2,268,522
29,488	Safran SA (Capital Goods)	11,620,668
12,224	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	2,534,686
24,194	Thales SA (Capital Goods)	6,217,897
37,548	TotalEnergies SE (Energy)	2,919,733
3,672	Vicat SACA (Materials)	266,442
2,165	Viridien (Energy)*	206,106

		85,464,804

Georgia – 0.1%
20,345	TBC Bank Group PLC (Banks)	1,195,323

Germany – 10.6%
21,247	AIXTRON SE (Semiconductors & Semiconductor Equipment)	1,283,830
123,893	BASF SE (Materials)	6,622,467
246,855	Deutsche Bank AG (Financial Services)	8,360,243
490,393	Deutsche Lufthansa AG (Transportation)	5,619,344
53,050	Deutsche Post AG (Transportation)	3,225,253
287,174	Deutsche Telekom AG (Telecommunication Services)	7,829,601
242,946	E.ON SE (Utilities)	4,995,919
122,520	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	5,597,508
16,855	Friedrich Vorwerk Group SE (Energy)	1,299,545
10,285	GEA Group AG (Capital Goods)	706,229
5,866	Hannover Rueck SE (Insurance)	1,624,508
122,082	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	11,500,367
19,185	Knorr-Bremse AG (Capital Goods)	2,232,363
8,971	LANXESS AG (Materials)	155,589
44,295	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	7,425,826
14,636	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	8,173,633
19,985	Nordex SE (Capital Goods)*	1,054,418
11,850	PATRIZIA SE (Real Estate Management & Development)	104,615
34,794	SAP SE (Software & Services)	5,363,436
7,146	Schott Pharma AG & Co. KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	141,395

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
4,986	Scout24 SE (Media & Entertainment)(a)	$412,615
320	SFC Energy AG (Capital Goods)*	7,570
50,533	Siemens AG (Capital Goods)	16,246,736
16,122	Siemens Energy AG (Capital Goods)	3,073,524

		103,056,534

Hong Kong – 2.1%
1,073,600	AIA Group Ltd. (Insurance)	9,829,060
688,600	Bank of East Asia Ltd. (The) (Banks)	1,102,451
171,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	968,880
1,248,400	Dah Sing Banking Group Ltd. (Banks)	1,845,174
213,200	Dah Sing Financial Holdings Ltd. (Banks)	1,027,235
48,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	690,880
4,126,500	WH Group Ltd. (Food, Beverage & Tobacco)(a)	4,375,392

		19,839,072

Israel – 0.1%
58,720	Israel Discount Bank Ltd., Class A (Banks)	581,407
9,805	Mizrahi Tefahot Bank Ltd. (Banks)	649,402
246	Nova Ltd. (Semiconductors & Semiconductor Equipment)*	130,831

		1,361,640

Italy – 3.3%
4,870	Banca Generali SpA (Financial Services)	363,580
88,201	Banca Mediolanum SpA (Financial Services)	2,198,084
366,030	Banco BPM SpA (Banks)	6,329,532
66,170	Banco di Desio e della Brianza SpA (Banks)	1,004,956
47,204	BPER Banca SpA (Banks)	741,627
60,234	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	3,926,406
12,346	Credito Emiliano SpA (Banks)	240,147
191,414	FinecoBank Banca Fineco SpA (Banks)	4,812,915
7,559	Leonardo SpA (Capital Goods)	405,846
48,132	Technogym SpA (Consumer Durables & Apparel)(a)	836,696
124,886	UniCredit SpA (Banks)	11,192,134

		32,051,923

Japan – 23.9%
49,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	10,121,840

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
107,300	AGC, Inc. (Capital Goods)	$4,636,363
6,300	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	147,710
33,600	Asia Pile Holdings Corp. (Materials)	303,330
15,800	Awa Bank Ltd. (The) (Banks)	709,700
33,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	394,495
26,800	Chudenko Corp. (Capital Goods)	898,688
94,000	Chugin Financial Group, Inc. (Banks)	1,795,761
11,700	Cosmo Energy Holdings Co. Ltd. (Energy)	273,325
27,100	Credit Saison Co. Ltd. (Financial Services)	741,206
20,200	Daido Metal Co. Ltd.(Automobiles & Components)	210,701
292,800	Daiichi Life Group, Inc. (Insurance)	3,197,009
393,600	Daiwa Securities Group, Inc. (Financial Services)	3,903,624
5,800	Disco Corp. (Semiconductors & Semiconductor Equipment)	3,017,356
183,100	Electric Power Development Co. Ltd. (Utilities)	4,137,413
717,800	ENEOS Holdings, Inc. (Energy)	5,313,420
76,100	EXEO Group, Inc. (Capital Goods)	1,301,390
7,500	FANUC Corp. (Capital Goods)	345,346
76,300	Fuji Electric Co. Ltd. (Capital Goods)	6,462,967
36,600	Fukuoka Financial Group, Inc.(Banks)	1,552,657
41,500	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	1,360,519
4,400	Hokuhoku Financial Group, Inc. (Banks)	182,355
38,300	Hoya Corp. (Health Care Equipment & Services)	6,177,843
14,500	Idemitsu Kosan Co. Ltd. (Energy)	107,116
241,700	Isuzu Motors Ltd. (Automobiles & Components)	3,218,525
55,300	Iyogin Holdings, Inc. (Banks)	1,082,541
8,900	Japan Post Bank Co. Ltd. (Banks)	169,388
180,800	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	6,671,429
16,000	JVCKenwood Corp. (Consumer Durables & Apparel)	111,835
135,400	JX Advanced Metals Corp. (Materials)	3,736,943
38,300	Kansai Electric Power Co., Inc. (The) (Utilities)	541,250
31,300	Kinden Corp. (Capital Goods)	1,545,052

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
6,900	Kioxia Holdings Corp. (Semiconductors & Semiconductor Equipment)*	$4,010,486
29,100	Konami Group Corp. (Media & Entertainment)	3,187,816
5,800	Kurabo Industries Ltd. (Consumer Durables & Apparel)	358,985
1,400	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	444,694
1,537,700	LY Corp. (Media & Entertainment)	4,092,683
18,200	Mitsubishi Chemical Group Corp. (Materials)	127,708
277,100	Mitsubishi Corp. (Capital Goods)	7,413,031
227,600	Mitsubishi Electric Corp. (Capital Goods)	8,347,118
429,100	Mitsubishi HC Capital, Inc. (Financial Services)	3,485,598
29,600	Mizuho Financial Group, Inc. (Banks)	1,421,653
243,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	6,303,736
209,200	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	15,017,382
12,000	Musashino Bank Ltd. (The) (Banks)	187,058
8,800	Namura Shipbuilding Co. Ltd. (Capital Goods)	194,757
11,500	NEC Corp. (Software & Services)	277,637
190,700	NGK Corp. (Capital Goods)	8,987,534
9,900	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	404,010
51,800	Nippon Thompson Co. Ltd. (Capital Goods)	700,610
7,200	Nitto Kogyo Corp. (Capital Goods)	212,883
56,100	Nojima Corp. (Consumer Discretionary Distribution & Retail)	458,795
38,000	NOK Corp. (Automobiles & Components)	681,564
650,500	Nomura Holdings, Inc. (Financial Services)	5,711,345
9,900	Noritsu Koki Co. Ltd. (Consumer Durables & Apparel)	123,602
30,200	North Pacific Bank Ltd. (Banks)	208,763
85,300	NSK Ltd. (Capital Goods)	602,736
3,959,500	NTT, Inc. (Telecommunication Services)	3,522,090
230,000	Obayashi Corp. (Capital Goods)	4,647,964
39,800	Procrea Holdings, Inc. (Banks)	916,668

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
392,400	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	$12,112,937
97,000	Resorttrust, Inc. (Consumer Services)	1,040,610
1,500	Samco, Inc. (Semiconductors & Semiconductor Equipment)	130,769
18,000	San ju San Financial Group, Inc. (Banks)	192,471
10,300	San-In Godo Bank Ltd. (The) (Banks)	145,429
124,400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,631,949
24,600	Seiko Epson Corp. (Technology Hardware & Equipment)	411,754
11,400	Shikoku Bank Ltd. (The) (Banks)	212,369
11,200	Shikoku Electric Power Co., Inc. (Utilities)	101,688
91,300	Shizuoka Financial Group, Inc. (Banks)	1,714,079
78,000	SoftBank Group Corp. (Telecommunication Services)	2,893,277
99,600	Sompo Holdings, Inc. (Insurance)	3,783,832
533,200	Sony Group Corp. (Consumer Durables & Apparel)	10,730,151
42,800	Stanley Electric Co. Ltd. (Automobiles & Components)	928,641
145,200	Sumitomo Corp. (Capital Goods)	1,395,616
462,400	Sumitomo Electric Industries Ltd. (Automobiles & Components)	8,580,815
3,100	Sumitomo Heavy Industries Ltd. (Capital Goods)	97,851
174,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,840,236
151,300	Sumitomo Mitsui Trust Group, Inc. (Banks)	5,649,538
10,700	Suzuki Co. Ltd. (Technology Hardware & Equipment)	216,479
5,400	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	686,636
81,600	Tamura Corp. (Technology Hardware & Equipment)	478,531
468,600	TDK Corp. (Technology Hardware & Equipment)	10,512,729
9,700	Toenec Corp. (Capital Goods)	135,286
21,300	Tokio Marine Holdings, Inc. (Insurance)	936,536
38,500	TPR Co. Ltd. (Automobiles & Components)	332,407
13,300	Tsugami Corp. (Capital Goods)	669,315
14,800	Yahagi Construction Co. Ltd. (Capital Goods)	166,628

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
30,300	Yamaha Corp. (Consumer Durables & Apparel)	$214,430
246,300	Yokohama Financial Group, Inc. (Banks)	2,652,522

		232,013,514

Luxembourg – 0.1%
10,399	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	813,770

Netherlands – 4.6%
7,761	ASM International NV (Semiconductors & Semiconductor Equipment)	8,925,011
17,002	ASML Holding NV (Semiconductors & Semiconductor Equipment)	33,666,968
32,160	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	1,294,195
34,206	SBM Offshore NV (Energy)	1,182,532

		45,068,706

New Zealand – 0.4%
65,034	Channel Infrastructure NZ Ltd. (Energy)	118,195
144,715	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	3,214,764
75,359	Mercury NZ Ltd. (Utilities)	295,701
86,798	Ryman Healthcare Ltd. (Health Care Equipment & Services)*	111,411

		3,740,071

Nigeria – 0.1%
285,297	Airtel Africa PLC (Telecommunication Services)(a)	1,240,268

Norway – 1.2%
12,277	BLUENORD ASA (Energy)*	616,354
64,553	DNB Bank ASA (Banks)	1,921,888
21,556	DOF Group ASA (Energy)	247,605
134,837	Kongsberg Gruppen ASA (Capital Goods)	4,063,432
134,837	Kongsberg Maritime AS (Capital Goods)*	697,989
591,060	Norwegian Air Shuttle ASA (Transportation)	879,677
32,530	Odfjell Drilling Ltd. (Energy)	275,397
22,326	Orkla ASA (Food, Beverage & Tobacco)	234,728
36,953	SpareBank 1 Nord Norge (Banks)	571,178
421,241	Var Energi ASA (Energy)	1,745,364
44,386	Zaptec ASA (Capital Goods)	216,299

		11,469,911

Portugal – 0.3%
475,233	EDP SA (Utilities)	2,482,580

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Portugal – (continued)
28,929	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	$124,660

		2,607,240

Singapore – 1.0%
359,800	Singapore Exchange Ltd. (Financial Services)	6,712,947
29,800	Singapore Technologies Engineering Ltd. (Capital Goods)	240,019
904,900	Singapore Telecommunications Ltd. (Telecommunication Services)	3,089,344
		10,042,310

Spain – 1.1%
110,347	Amadeus IT Group SA (Consumer Services)	6,455,441
28,404	Banco Bilbao Vizcaya Argentaria SA (Banks)	715,123
46,042	Cellnex Telecom SA (Telecommunication Services)*(a)	1,376,457
10,120	Distribuidora Internacional de Alimentacion SA (Consumer Staples Distribution & Retail)*	477,532
38,243	eDreams ODIGEO SA (Consumer Services)*	205,638
15,197	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	957,903
15,595	Repsol SA (Energy)	389,635
112,627	Unicaja Banco SA (Banks)(a)	401,447

		10,979,176

Sweden – 3.0%
104,291	Boliden AB (Materials)	5,892,809
42,385	Clas Ohlson AB, Class B (Consumer Discretionary Distribution & Retail)	1,871,725
44,781	Electrolux Professional AB, Class B (Capital Goods)	195,683
89,733	Norion Bank AB (Banks)*	562,080
171,129	Sandvik AB (Capital Goods)	7,066,799
438,667	Svenska Handelsbanken AB, Class A (Banks)	6,455,121
24,300	Swedbank AB, Class A (Banks)	907,747
546,029	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	6,123,551
33,488	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	303,060

		29,378,575

Switzerland – 7.2%
124,524	ABB Ltd. (Capital Goods)	13,545,638
824	Autoneum Holding AG (Automobiles & Components)	110,161

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
21,467	Avolta AG (Consumer Discretionary Distribution & Retail)*	$1,434,146
4,601	BKW AG (Utilities)	773,638
6,265	Cembra Money Bank AG (Financial Services)	733,345
60,779	Cie Financiere Richemont SA (Consumer Durables & Apparel)	14,029,518
21,096	Galderma Group AG (Pharmaceuticals, Biotechnology & Life Sciences)*	4,798,234
11,991	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	8,089,183
129,068	Nestle SA (Food, Beverage & Tobacco)	13,237,880
8,638	PSP Swiss Property AG (Real Estate Management & Development)	1,539,512
1,980	Schindler Holding AG Participation Certificates (Capital Goods)	656,363
6,819	SGS SA (Commercial & Professional Services)	790,752
4,108	Sonova Holding AG (Health Care Equipment & Services)	975,005
1,875	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	375,011
177,680	UBS Group AG (Financial Services)	8,806,022

		69,894,408

United Kingdom – 10.0%
47,485	Admiral Group PLC (Insurance)	2,242,658
88,429	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	16,510,086
322,135	Aviva PLC (Insurance)	2,777,382
31,712	Babcock International Group PLC (Capital Goods)	400,805
110,325	BAE Systems PLC (Capital Goods)	2,703,696
880,649	Barclays PLC (Banks)	5,901,233
17,229	Beazley PLC (Insurance)	294,018
241,992	Compass Group PLC (Consumer Services)	7,818,603
194,920	Currys PLC (Consumer Discretionary Distribution & Retail)	412,649
6,346	DCC PLC (Energy)	525,231
1,588	Games Workshop Group PLC (Consumer Durables & Apparel)	455,034
5,592	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	293,133
113,910	Halma PLC (Technology Hardware & Equipment)	5,953,895

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
71,759	HSBC Holdings PLC (Banks)	$1,356,913
176,632	Imperial Brands PLC (Food, Beverage & Tobacco)	6,528,123
55,876	Kingfisher PLC (Consumer Discretionary Distribution & Retail)	209,796
6,316,493	Lloyds Banking Group PLC (Banks)	9,244,370
123,089	National Grid PLC (Utilities)	2,030,198
1,065,541	NatWest Group PLC (Banks)	9,402,291
9,977	Reckitt Benckiser Group PLC (Household & Personal Products)	649,838
130,443	Smiths Group PLC (Capital Goods)	4,431,116
4,413	Standard Chartered PLC (Banks)	119,339
1,063,890	Tesco PLC (Consumer Staples Distribution & Retail)	6,485,585
61,036	TP ICAP Group PLC (Financial Services)	274,000
65,930	Unilever PLC (Household & Personal Products)	3,960,260
4,096,507	Vodafone Group PLC (Telecommunication Services)	5,421,986
90,025	Volex PLC (Capital Goods)	674,238

		97,076,476

United States – 4.7%
2,699	InterContinental Hotels Group PLC (Consumer Services)	463,911
109,965	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	17,186,695
13,569	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)	524,905
9,633	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,959,995
49,372	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,221,488
243,461	Shell PLC (Energy)	9,429,912
9,013	Spotify Technology SA (Media & Entertainment)*	4,138,139
189,796	Tenaris SA (Energy)	5,254,000

		45,179,045

TOTAL COMMON STOCKS (Cost $632,409,031)		926,625,071

Shares	Description	Rate	Value

Preferred Stocks – 0.8%

Germany – 0.8%
11,643	FUCHS SE (Materials)	3.21%	508,862

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Germany – (continued)
84,940	Henkel AG & Co. KGaA (Household & Personal Products)	2.82%	$7,143,431

TOTAL PREFERRED STOCKS (Cost $6,779,332)			7,652,293

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Central Government Fund - Institutional Shares
953,379	3.703%	953,379

(Cost $953,379)

TOTAL INVESTMENTS – 96.4% (Cost $640,141,742)		$935,230,743

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		34,928,988

NET ASSETS – 100.0%		$970,159,731

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value
Financials	23.9%
Industrials	18.1
Information Technology	14.1
Health Care	10.5
Consumer Discretionary	8.3
Materials	7.4
Consumer Staples	6.8
Communication Services	4.2
Energy	3.6
Utilities	2.4
Real Estate	0.6
Investment Company	0.1

TOTAL INVESTMENTS	100.0%

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	HKD	16,596,402	USD	2,116,197	7/3/2026	$(78)
TOTAL						$(78)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	112	09/18/26	$ 8,133,854	$68,583
FTSE 100 Index	21	09/18/26	2,936,384	4,962
Hang Seng Index	4	07/30/26	582,620	(5,084)
MSCI Singapore Index	5	07/30/26	184,908	(1,238)
SPI 200 Index	7	09/17/26	1,063,311	(14,571)
TOPIX Index	13	09/10/26	3,200,529	104,553

Total Futures Contracts				$157,205

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%

Aerospace & Defense – 3.6%
11,113	Boeing Co. (The)*	$2,405,631
69,143	Carpenter Technology Corp.	42,650,168
3,982	Curtiss-Wright Corp.	3,017,400
121,291	FTAI Aviation Ltd.	32,812,854
133,943	General Electric Co.	50,058,517
99,700	HEICO Corp., Class A	25,713,627
12,658	Hexcel Corp.	1,266,560
10,224	Mercury Systems, Inc.*	1,250,702
22,441	Moog, Inc., Class A	9,511,393
3,414	RTX Corp.	647,738

		169,334,590

Automobile Components – 0.3%
205,302	BorgWarner, Inc.	13,632,053

Automobiles – 2.4%
97,923	General Motors Co.	7,547,905
255,825	Tesla, Inc.*	107,599,995

		115,147,900

Banks – 2.8%
567,436	Bank of America Corp.	32,332,503
243,688	Citigroup, Inc.	34,106,573
224,931	Citizens Financial Group, Inc.	15,760,915
76,523	Cullen/Frost Bankers, Inc.	11,824,334
60,505	FNB Corp.	1,154,435
80,151	International Bancshares Corp.	6,087,468
76,823	JPMorgan Chase & Co.	25,146,473
18,162	PNC Financial Services Group, Inc. (The)	4,471,848
45,102	Prosperity Bancshares, Inc.	3,293,799
37,462	United Community Banks, Inc.	1,314,542

		135,492,890

Beverages – 2.1%
492,764	Coca-Cola Co. (The)	40,046,930
57,238	National Beverage Corp.*	1,785,826
427,820	PepsiCo, Inc.	57,926,828

		99,759,584

Biotechnology – 2.9%
131,241	AbbVie, Inc.	33,025,485
28,872	Alnylam Pharmaceuticals, Inc.*	8,691,338
2,487	Ascendis Pharma A/S (Denmark)*	663,333
541,443	Aurinia Pharmaceuticals, Inc. (Canada)*	9,188,288
77,256	Denali Therapeutics, Inc.*	1,987,024
254,997	Gilead Sciences, Inc.	32,216,321
4,775	Regeneron Pharmaceuticals, Inc.	2,977,403
119,751	TG Therapeutics, Inc.*	6,579,120
24,910	Twist Bioscience Corp.*	2,562,741
79,405	Vertex Pharmaceuticals, Inc.*	39,442,846

		137,333,899

Broadline Retail – 2.6%
484,614	Amazon.com, Inc.*	115,502,901
4,708	MercadoLibre, Inc. (Brazil)*	7,991,312

		123,494,213

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – 2.6%
179,279	CME Group, Inc.	$39,590,181
26,568	Coinbase Global, Inc., Class A*	3,883,976
47,508	Interactive Brokers Group, Inc., Class A	4,135,096
1,154,438	Invesco Ltd.	30,465,619
19,239	Jefferies Financial Group, Inc.	961,565
23,216	Morgan Stanley	4,853,073
189,278	Nasdaq, Inc.	14,918,892
147,039	Northern Trust Corp.	25,561,260

		124,369,662

Chemicals – 0.1%
71,307	Element Solutions, Inc.	3,404,909

Commercial Services & Supplies – 0.3%
21,983	Brady Corp., Class A	2,012,983
26,369	Cintas Corp.	4,484,840
167,319	GFL Environmental, Inc.	6,155,666

		12,653,489

Communications Equipment – 0.6%
179,145	Arista Networks, Inc.*	30,433,153

Construction & Engineering – 0.9%
10,335	Comfort Systems USA, Inc.	20,483,453
53,098	MasTec, Inc.*	22,091,954

		42,575,407

Construction Materials – 0.4%
20,785	Eagle Materials, Inc.	4,676,625
2,496	Martin Marietta Materials, Inc.	1,439,443
35,514	Vulcan Materials Co.	10,476,985

		16,593,053

Consumer Finance – 1.7%
234,665	Capital One Financial Corp.	47,078,492
121,058	OneMain Holdings, Inc.	7,380,906
647,324	SoFi Technologies, Inc.*	11,606,520
196,276	Synchrony Financial	14,926,790

		80,992,708

Consumer Staples Distribution & Retail – 2.5%
8,274	BJ’s Wholesale Club Holdings, Inc.*	721,658
39,726	Casey’s General Stores, Inc.	31,573,828
36,700	Costco Wholesale Corp.	34,331,749
612,763	Sysco Corp.	51,214,732

		117,841,967

Diversified Consumer Services – 0.4%
129,761	Frontdoor, Inc.*	10,068,156
397	Graham Holdings Co., Class B	453,144
10,601	Grand Canyon Education, Inc.*	1,517,109
200,343	Laureate Education, Inc.*	7,276,458
20,826	Service Corp. International	1,581,943

		20,896,810

Diversified Telecommunication Services – 0.4%
622,784	Comcast Corp., Class A	15,289,347
34,462	Space Exploration Technologies Corp., Class A*	5,888,177

		21,177,524

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – 0.1%
83,701	Xcel Energy, Inc.	$6,721,190

Electrical Equipment – 1.6%
195,946	AMETEK, Inc.	47,407,175
32,308	Emerson Electric Co.	4,624,890
101,797	nVent Electric PLC	17,265,789
125,708	Sunrun, Inc.*	1,681,973
14,626	Vicor Corp.*	5,554,663

		76,534,490

Electronic Equipment, Instruments & Components – 1.5%
94,239	Keysight Technologies, Inc.*	32,990,247
360,105	Knowles Corp.*	14,937,155
9,954	Sanmina Corp.*	2,519,158
2,989	Teledyne Technologies, Inc.*	1,993,364
111,699	TTM Technologies, Inc.*	20,889,947
1	Vontier Corp.	29

		73,329,900

Energy Equipment & Services – 0.9%
244,037	NOV, Inc.	4,526,886
94,650	SLB Ltd.	4,400,279
476,743	TechnipFMC PLC (United Kingdom)	31,608,061

		40,535,226

Entertainment – 0.8%
537,373	AMC Entertainment Holdings, Inc., Class A*	1,021,008
16,842	Roku, Inc.*	2,326,554
1,229,411	Warner Music Group Corp., Class A	33,280,156

		36,627,718

Financial Services – 3.9%
94,927	Berkshire Hathaway, Inc., Class B*	47,500,522
50,054	Bladex, Inc. (Panama)	3,076,819
385,884	Block, Inc.*	29,327,184
343,958	Equitable Holdings, Inc.	15,092,877
149,523	Mastercard, Inc., Class A	76,795,013
53,766	MGIC Investment Corp.	1,516,201
151,165	Voya Financial, Inc.	13,684,968

		186,993,584

Food Products – 0.1%
39,591	Darling Ingredients, Inc.*	2,162,460

Ground Transportation – 0.4%
3,808	Norfolk Southern Corp.	1,197,959
43,995	Union Pacific Corp.	11,966,640
16,388	XPO, Inc.*	3,364,292

		16,528,891

Health Care Equipment & Supplies – 1.2%
69,429	Align Technology, Inc.*	11,709,895
507,954	Boston Scientific Corp.*	21,679,477
107,454	GE HealthCare Technologies, Inc.	6,878,130
35,168	Haemonetics Corp.*	2,637,600
35,822	Intuitive Surgical, Inc.*	14,245,693

		57,150,795

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – 3.3%
25,886	Billiontoone, Inc., Class A*	$3,105,802
21,748	Cigna Group (The)	5,995,489
674,711	CVS Health Corp.	69,798,853
5,535	Elevance Health, Inc.	2,140,551
6,544	Encompass Health Corp.	661,467
82,120	Guardant Health, Inc.*	12,320,464
43,802	HCA Healthcare, Inc.	17,077,962
34,179	HealthEquity, Inc.*	3,087,047
149,037	Hinge Health, Inc., Class A*	12,370,071
30,424	Molina Healthcare, Inc.*	6,957,969
24,432	Pennant Group, Inc. (The)*	902,762
19,477	Quest Diagnostics, Inc.	4,128,150
44,274	UnitedHealth Group, Inc.	18,401,603

		156,948,190

Health Care REITs – 0.2%
261,944	Healthpeak Properties, Inc. REIT	5,605,602
28,435	Ventas, Inc. REIT	2,525,028
1,463	Welltower, Inc. REIT	332,057

		8,462,687

Hotel & Resort REITs – 0.4%
42,721	DiamondRock Hospitality Co. REIT	520,342
1,067,506	Park Hotels & Resorts, Inc. REIT	15,211,960
200,746	Sunstone Hotel Investors, Inc. REIT	2,298,542

		18,030,844

Hotels, Restaurants & Leisure – 2.7%
104,177	Airbnb, Inc., Class A*	14,907,729
673,317	Aramark	38,311,737
50,630	Brightstar Lottery PLC	542,753
125,131	Cheesecake Factory, Inc. (The)	9,952,920
1,207,342	Chipotle Mexican Grill, Inc.*	41,049,628
3,468	Expedia Group, Inc.	887,392
93,702	Starbucks Corp.	9,575,407
148,185	Viking Holdings Ltd.*	15,510,524

		130,738,090

Household Durables – 0.7%
2,960	D.R. Horton, Inc.	482,125
180,840	M/I Homes, Inc.*	29,077,264
40,583	PulteGroup, Inc.	5,568,393

		35,127,782

Household Products – 0.1%
8,185	Procter & Gamble Co. (The)	1,200,248
9,676	WD-40 Co.	2,357,461

		3,557,709

Independent Power and Renewable Electricity Producers – 0.2%
88,504	AES Corp. (The)	1,297,469
8,419	Ormat Technologies, Inc.	916,829
15,978	Talen Energy Corp.*	6,139,706

		8,354,004

Industrial REITs – 0.5%
61,283	First Industrial Realty Trust, Inc. REIT	3,757,261
155,285	Lineage, Inc. REIT	6,716,076

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – (continued)
65,403	Prologis, Inc. REIT	$8,860,144
114,095	STAG Industrial, Inc. REIT	4,342,456

		23,675,937

Insurance – 1.1%
35,396	American Financial Group, Inc.	4,953,316
41,281	CNO Financial Group, Inc.	2,104,506
150,121	Lemonade, Inc.*	9,765,371
46,107	MetLife, Inc.	3,901,113
6,559	Reinsurance Group of America, Inc.	1,394,771
65,766	Travelers Cos., Inc. (The)	21,710,672
97,709	W R Berkley Corp.	6,891,416

		50,721,165

Interactive Media & Services – 7.0%
647,033	Alphabet, Inc., Class A	231,230,183
21,161	Alphabet, Inc., Class C	7,476,816
123,706	Meta Platforms, Inc., Class A	69,682,353
162,923	Reddit, Inc., Class A*	28,280,174

		336,669,526

IT Services – 0.8%
5,009	CoreWeave, Inc., Class A*	498,596
8,663	Gartner, Inc.*	1,122,898
136,054	International Business Machines Corp.	38,259,745

		39,881,239

Life Sciences Tools & Services – 0.8%
72,509	10X Genomics, Inc., Class A*	2,779,995
7,809	IQVIA Holdings, Inc.*	1,508,855
34,200	Medpace Holdings, Inc.*	18,111,978
3,737	Mettler-Toledo International, Inc.*	4,774,055
172,580	Tempus AI, Inc., Class A*	9,997,559

		37,172,442

Machinery – 2.1%
5,761	AGCO Corp.	689,592
55,528	Caterpillar, Inc.	59,131,767
1	Fortive Corp.	61
57,778	Illinois Tool Works, Inc.	15,627,216
11,508	Kadant, Inc.	3,616,159
151,534	Mueller Industries, Inc.	18,628,074
26,514	PACCAR, Inc.	3,184,862

		100,877,731

Marine Transportation – 0.9%
320,804	Kirby Corp.*	43,619,720
45,539	Safe Bulkers, Inc. (Monaco)	287,351

		43,907,071

Media – 0.2%
393,208	News Corp., Class A	9,763,355

Metals & Mining – 1.9%
56,430	Anglogold Ashanti PLC (Australia)	4,564,623
119,382	Coeur Mining, Inc.	1,948,314
2,004,313	Hecla Mining Co.	30,926,550

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
300,973	Southern Copper Corp. (Mexico)	$52,447,555

		89,887,042

Office REITs – 0.0%
1	Vornado Realty Trust REIT	39

Oil, Gas & Consumable Fuels – 2.3%
354,085	APA Corp.	11,532,548
10,830	Cheniere Energy, Inc.	2,588,478
12,570	Chevron Corp.	2,083,603
203,259	ConocoPhillips	21,130,806
154,569	Crescent Energy Co., Class A	1,517,868
113,401	EOG Resources, Inc.	14,711,512
96,076	Exxon Mobil Corp.	13,135,511
1,246,208	Kinder Morgan, Inc.	39,841,270
10,224	Magnolia Oil & Gas Corp., Class A	261,530
14,840	Marathon Petroleum Corp.	3,794,143
149,086	Nordic American Tankers Ltd.	825,936

		111,423,205

Pharmaceuticals – 3.1%
40,024	Eli Lilly & Co.	48,005,986
389,680	Johnson & Johnson	98,967,030
26,154	Merck & Co., Inc.	3,360,789

		150,333,805

Professional Services – 0.1%
16,382	Andersen Group, Inc., Class A*	617,929
68,249	ExlService Holdings, Inc.*	1,764,919

		2,382,848

Residential REITs – 0.1%
1	Apartment Investment and Management Co., Class A REIT	3
13,563	Camden Property Trust REIT	1,552,828
42,892	Equity LifeStyle Properties, Inc. REIT	2,764,389
50,156	UMH Properties, Inc. REIT	759,362

		5,076,582

Retail REITs – 0.4%
505,909	Phillips Edison & Co., Inc. REIT	21,055,933
2	Simon Property Group, Inc. REIT	447

		21,056,380

Semiconductors & Semiconductor Equipment – 14.2%
43,646	Advanced Micro Devices, Inc.*	25,354,398
397,353	Broadcom, Inc.	150,100,096
20,665	Diodes, Inc.*	2,261,578
32,640	KLA Corp.	9,847,814
49,590	Lam Research Corp.	21,488,835
73,344	Micron Technology, Inc.	84,660,246
76,572	Navitas Semiconductor Corp.*	1,372,170
1,434,028	NVIDIA Corp.	286,934,662
99,076	Semtech Corp.*	16,035,451
20,461	SiTime Corp.*	15,254,903
226,418	Texas Instruments, Inc.	67,488,413

		680,798,566

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Software – 5.0%
59,719	Clear Secure, Inc., Class A	$3,328,140
44,064	Datadog, Inc., Class A*	11,472,503
321,560	Fortinet, Inc.*	49,398,047
364,004	Microsoft Corp.	135,780,772
199,151	Oracle Corp.	29,185,579
6,545	ServiceNow, Inc.*	649,788
138,016	Terawulf, Inc.*(a)	3,408,995
89,890	Zoom Communications, Inc.*	7,758,406

		240,982,230

Specialized REITs – 0.0%
5,722	Digital Realty Trust, Inc. REIT	1,027,557
9,634	Lamar Advertising Co., Class A REIT	1,502,711
54,661	VICI Properties, Inc. REIT	1,451,249

		3,981,517

Specialty Retail – 1.7%
139,061	Advance Auto Parts, Inc.	8,652,375
21,458	Burlington Stores, Inc.*	6,797,894
9,825	Carvana Co.*	646,682
79,560	O’Reilly Automotive, Inc.*	7,326,680
367,101	TJX Cos., Inc. (The)	55,615,802
1	Victoria’s Secret & Co.*	84

		79,039,517

Technology Hardware, Storage & Peripherals – 10.0%
1,126,953	Apple, Inc.	326,095,120
180,822	Corsair Gaming, Inc.*	1,748,549
191,622	Dell Technologies, Inc., Class C	82,677,228
15,540	Sandisk Corp.*	35,333,764
33,582	Seagate Technology Holdings PLC	32,406,630

		478,261,291

Textiles, Apparel & Luxury Goods – 0.6%
140,624	Deckers Outdoor Corp.*	13,962,557
51,159	On Holding AG, Class A (Switzerland)*	1,812,052
31,116	Ralph Lauren Corp.	12,490,273

		28,264,882

Trading Companies & Distributors – 0.2%
213,689	EquipmentShare.com, Inc., Class A*(a)	4,201,126
14,597	Sunbelt Rentals Holdings, Inc.	1,092,002
Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
5,515	United Rentals, Inc.	$6,247,888

		11,541,016

Wireless Telecommunication Services – 0.7%
	Telephone and Data Systems,
27,114	Inc.	1,003,489
204,467	T-Mobile US, Inc.	34,295,250

		35,298,739

TOTAL COMMON STOCKS (Cost $2,741,973,268)		4,703,933,496

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Central Government Fund – Institutional Shares
4,779,374	3.703%	4,779,374
(Cost $4,779,374)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,746,752,642)		4,708,712,870

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
695,800	3.538%	695,800
(Cost $695,800)

TOTAL INVESTMENTS – 98.5% (Cost $2,747,448,442)		$4,709,408,670

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		72,466,299

NET ASSETS – 100.0%		$4,781,874,969

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	36	09/18/26	$5,482,080	$101,902
S&P 500 E-Mini Index	139	09/18/26	52,460,337	(550,315)

Total Futures Contracts				$(448,413)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities June 30, 2026 (Unaudited)

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $639,188,363 and $2,741,973,268, respectively)(a)	$934,277,364	$4,703,933,496

Investments in affiliated issuers, at value (cost $953,379 and $4,779,374, respectively)	953,379	4,779,374

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	695,800

Cash	—	72,427,710

Foreign Currency, at value (cost $20,182,720 and $–, respectively)	20,116,835	—

Receivables:
Investments sold	49,711,610	—
Fund shares sold	12,351,431	52,412
Foreign tax reclaims	4,054,921	3,732
Collateral on certain derivative contracts	3,317,509	5,650,345
Dividends	758,096	1,709,683
Reimbursement from investment adviser	21,504	—
Securities lending income	—	30

Variation margin on futures contracts	96,081	360,600

Other assets	64,793	69,452

Total assets	1,025,723,524	4,789,682,634

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	78	—

Payables:
Investments purchased	51,638,119	—
Collateral on certain derivative contracts	3,317,734	5,649,925
Management fees	332,127	1,221,811
Fund shares redeemed	118,835	89,102
Distribution and Service fees and Transfer Agency fees	16,338	81,875
Payable upon return of securities loaned	—	695,800
Accrued expenses	140,561	69,152

Total liabilities	55,563,792	7,807,665

Net Assets:

Paid-in capital	584,872,087	2,846,647,965

Total distributable earnings	385,287,644	1,935,227,004

NET ASSETS	$970,159,731	$4,781,874,969
Net Assets:
Class A	$10,114,481	$121,731,385
Class C	1,728,991	18,116,702
Institutional	46,013,507	87,910,715
Service	—	2,379,684
Investor	96,944,592	30,759,568
Class R6	709,268,315	4,163,821,666
Class P	106,089,845	357,155,249
Total Net Assets	$970,159,731	$4,781,874,969
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	531,208	2,117,672
Class C	93,389	345,309
Institutional	2,406,164	1,486,719
Service	—	41,245
Investor	5,069,390	525,282
Class R6	37,371,875	71,070,568
Class P	5,586,800	6,094,154
Net asset value, offering and redemption price per share:(b)
Class A	$19.04	$57.48
Class C	18.51	52.47
Institutional	19.12	59.13
Service	—	57.70
Investor	19.12	58.56
Class R6	18.98	58.59
Class P	18.99	58.61

(a)	Includes loaned securities having a market value of $– and $654,904 for International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund is $20.15 and $60.83, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations June 30, 2026 (Unaudited)

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,219,991 and $14,400, respectively)	$18,351,622	$23,802,210

Dividends — affiliated issuers	17,840	16,824

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	893	1,220

Total Investment Income	18,370,355	23,820,254

Expenses:

Management fees	4,145,901	13,993,576

Transfer Agency fees(a)	196,210	769,089

Custody, accounting and administrative services	143,679	184,710

Professional fees	111,223	60,155

Registration fees	48,967	60,709

Printing and mailing costs	20,254	19,676

Distribution and/or Service (12b-1) fees(a)	17,638	211,860

Trustee fees	14,393	17,797

Service fees — Class C	1,986	22,488

Service fees — Service	—	5,559

Other	11,070	29,152

Total expenses	4,711,321	15,374,771

Less — expense reductions	(301,932)	(32,649)

Net expenses	4,409,389	15,342,122

NET INVESTMENT INCOME	13,960,966	8,478,132

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,696,501)	(4,150,470)

Futures contracts	1,129,303	3,738,457

Foreign currency transactions	155,898	195

Forward foreign currency exchange contracts	(115,909)	—

In-kind redemptions	104,798,145	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,682,424	374,182,376

Forward foreign currency exchange contracts	50,453	—

Foreign currency translations	(308,178)	—

Futures contracts	51,000	(407,593)

Net realized and unrealized gain	105,746,635	373,362,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,707,601	$381,841,097

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
International Tax-Managed Equity Fund	$11,679	$5,959	$7,007	$1,192	$7,833	$–	$51,293	$113,899	$14,986
U.S. Tax-Managed Equity Fund	144,397	67,463	86,639	13,493	16,768	445	21,542	580,085	50,117

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

	International Tax-Managed Equity Fund		U.S. Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$13,960,966	$18,390,143	$8,478,132	$18,754,022

Net realized gain (loss)	103,270,936	128,350,414	(411,818)	665,211,701

Net change in unrealized gain (loss)	2,475,699	165,326,242	373,774,783	(160,516,656)

Net increase in net assets resulting from operations	119,707,601	312,066,799	381,841,097	523,449,067

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(154,388)	—	(271,816)

Class C Shares	—	(20,057)	—	—

Institutional Shares	—	(638,346)	—	(436,905)

Investor Shares	—	(729,762)	—	(126,699)

Class R6 Shares	—	(17,749,385)	—	(19,665,805)

Class P Shares	—	(2,009,637)	—	(1,701,888)

Total distributions to shareholders	—	(21,301,575)	—	(22,203,113)

From share transactions:
Proceeds from sales of shares	106,749,621	122,346,600	91,218,428	1,176,766,900
Reinvestment of distributions	—	21,301,497	—	22,067,878
Cost of shares redeemed	(285,923,442)	(23,748,081)	(20,369,312)	(36,377,527)

Net increase (decrease) in net assets resulting from share transactions	(179,173,821)	(173,489,984)	70,849,116	273,754,250

TOTAL INCREASE (DECREASE)	(59,466,220)	117,275,240	452,690,213	775,000,204

Net Assets:

Beginning of period	$1,029,625,951	$912,350,711	$4,329,184,756	$3,554,184,552

End of period	$970,159,731	$1,029,625,951	$4,781,874,969	$4,329,184,756

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class A Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$16.79		$12.32	$11.84		$10.07		$12.28	$11.32

Net investment income(a)	0.24		0.24	0.22	(b)	0.24	(c),(d)	0.29	0.28

Net realized and unrealized gain (loss)	2.01		4.56	0.49		1.76		(2.18)	1.07

Total from investment operations	2.25		4.80	0.71		2.00		(1.89)	1.35

Distributions to shareholders from net investment income	–		(0.33)	(0.23)		(0.23)		(0.32)	(0.39)

Total distributions	–		(0.33)	(0.23)		(0.23)		–	–

Net asset value, end of period	$19.04		$16.79	$12.32		$11.84		$10.07	$12.28

Total Return(e)	13.40%		38.95%	5.99%		19.96%		(15.36)%	12.02%

Net assets, end of period (in 000’s)	$10,114		$8,390	$5,225		$4,852		$5,139	$7,235

Ratio of net expenses to average net assets	1.21	%(f)	1.21%	1.21%		1.22%		1.22%	1.22%

Ratio of total expenses to average net assets	1.32	%(f)	1.33%	1.33%		1.35%		1.32%	1.33%

Ratio of net investment income to average net assets	2.65	%(f)	1.61%	1.74	%(b)	2.15	%(c),(d)	2.74%	2.33%

Portfolio turnover rate(g)	57%		175%	191%		132%		226%	162%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class C Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$16.39		$12.06	$11.60		$9.87		$12.03	$11.04

Net investment income(a)	0.16		0.13	0.12	(b)	0.16	(c),(d)	0.21	0.20

Net realized and unrealized gain (loss)	1.96		4.45	0.48		1.72		(2.13)	1.03

Total from investment operations	2.12		4.58	0.60		1.88		(1.92)	1.23

Distributions to shareholders from net investment income	–		(0.25)	(0.14)		(0.15)		(0.24)	(0.24)

Total distributions	–		(0.25)	(0.14)		(0.15)		–	–

Net asset value, end of period	$18.51		$16.39	$12.06		$11.60		$9.87	$12.03

Total Return(e)	12.93%		38.00%	5.23%		18.98%		(15.96)%	11.19%

Net assets, end of period (in 000’s)	$1,729		$1,367	$705		$696		$728	$1,009

Ratio of net expenses to average net assets	1.96	%(f)	1.96%	1.96%		1.97%		1.97%	1.96%

Ratio of total expenses to average net assets	2.07	%(f)	2.08%	2.08%		2.10%		2.07%	2.07%

Ratio of net investment income to average net assets	1.87	%(f)	0.87%	0.95	%(b)	1.46	%(c),(d)	2.01%	1.59%

Portfolio turnover rate(g)	57%		175%	191%		132%		226%	162%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$16.84		$12.34	$11.86		$10.10		$12.31	$11.29

Net investment income(a)	0.28		0.29	0.27	(b)	0.27	(c),(d)	0.32	0.32

Net realized and unrealized gain (loss)	2.00		4.58	0.48		1.77		(2.17)	1.07

Total from investment operations	2.28		4.87	0.75		2.04		(1.85)	1.39

Distributions to shareholders from net investment income	–		(0.37)	(0.27)		(0.28)		(0.36)	(0.37)

Total distributions	–		(0.37)	(0.27)		(0.28)		–	–

Net asset value, end of period	$19.12		$16.84	$12.34		$11.86		$10.10	$12.31

Total Return(e)	13.54%		39.48%	6.31%		20.23%		(15.02)%	12.42%

Net assets, end of period (in 000’s)	$46,014		$29,012	$15,347		$12,638		$9,934	$11,247

Ratio of net expenses to average net assets	0.90	%(f)	0.90%	0.90%		0.90%		0.90%	0.90%

Ratio of total expenses to average net assets	0.96	%(f)	0.97%	0.97%		0.99%		0.95%	0.96%

Ratio of net investment income to average net assets	3.05	%(f)	1.91%	2.08	%(b)	2.45	%(c),(d)	3.01%	2.65%

Portfolio turnover rate(g)	57%		175%	191%		132%		226%	162%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Investor Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$16.85		$12.35	$11.87		$10.10		$12.32	$11.30

Net investment income(a)	0.26		0.27	0.26	(b)	0.26	(c),(d)	0.32	0.31

Net realized and unrealized gain (loss)	2.01		4.59	0.48		1.78		(2.19)	1.07

Total from investment operations	2.27		4.86	0.74		2.04		(1.87)	1.38

Distributions to shareholders from net investment income	–		(0.36)	(0.26)		(0.27)		(0.35)	(0.36)

Total distributions	–		(0.36)	(0.26)		(0.27)		–	–

Net asset value, end of period	$19.12		$16.85	$12.35		$11.87		$10.10	$12.32

Total Return(e)	13.47%		39.39%	6.25%		20.26%		(15.15)%	12.31%

Net assets, end of period (in 000’s)	$96,945		$72,239	$19,202		$11,560		$8,699	$7,290

Ratio of net expenses to average net assets	0.96	%(f)	0.96%	0.96%		0.97%		0.97%	0.97%

Ratio of total expenses to average net assets	1.07	%(f)	1.08%	1.07%		1.10%		1.08%	1.08%

Ratio of net investment income to average net assets	2.90	%(f)	1.75%	2.01	%(b)	2.33	%(c),(d)	3.08%	2.58%

Portfolio turnover rate(g)	57%		175%	191%		132%		226%	162%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class R6 Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$16.71		$12.25	$11.78		$10.02		$12.23	$11.22

Net investment income(a)	0.25		0.29	0.26	(b)	0.27	(c),(d)	0.32	0.32

Net realized and unrealized gain (loss)	2.02		4.54	0.48		1.77		(2.17)	1.06

Total from investment operations	2.27		4.83	0.74		2.04		(1.85)	1.38

Distributions to shareholders from net investment income	–		(0.37)	(0.27)		(0.28)		(0.36)	(0.37)

Total distributions	–		(0.37)	(0.27)		(0.28)		–	–

Net asset value, end of period	$18.98		$16.71	$12.25		$11.78		$10.02	$12.23

Total Return(e)	13.58%		39.45%	6.37%		20.30%		(15.11)%	12.43%

Net assets, end of period (in 000’s)	$709,268		$825,696	$802,644		$692,952		$630,799	$730,126

Ratio of net expenses to average net assets	0.89	%(f)	0.89%	0.89%		0.89%		0.89%	0.89%

Ratio of total expenses to average net assets	0.95	%(f)	0.96%	0.96%		0.98%		0.94%	0.95%

Ratio of net investment income to average net assets	2.83	%(f)	1.98%	2.04	%(b)	2.44	%(c),(d)	3.06%	2.66%

Portfolio turnover rate(g)	57%		175%	191%		132%		226%	162%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class P Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$16.72		$12.26	$11.78		$10.03		$12.23	$11.22

Net investment income(a)	0.27		0.30	0.26	(b)	0.27	(c),(d)	0.33	0.32

Net realized and unrealized gain (loss)	2.00		4.53	0.49		1.76		(2.17)	1.06

Total from investment operations	2.27		4.83	0.75		2.03		(1.84)	1.38

Distributions to shareholders from net investment income	–		(0.37)	(0.27)		(0.28)		(0.36)	(0.37)

Total distributions	–		(0.37)	(0.27)		(0.28)		–	–

Net asset value, end of period	$18.99		$16.72	$12.26		$11.78		$10.03	$12.23

Total Return(e)	13.58%		39.42%	6.37%		20.28%		(15.03)%	12.42%

Net assets, end of period (in 000’s)	$106,090		$92,922	$69,228		$68,659		$61,800	$81,775

Ratio of net expenses to average net assets	0.89	%(f)	0.89%	0.89%		0.89%		0.89%	0.89%

Ratio of total expenses to average net assets	0.95	%(f)	0.96%	0.96%		0.98%		0.94%	0.95%

Ratio of net investment income to average net assets	2.97	%(f)	2.02%	2.06	%(b)	2.47	%(c),(d)	3.10%	2.66%

Portfolio turnover rate(g)	57%		175%	191%		132%		226%	162%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class A Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$53.02		$46.22	$37.33	$30.32	$38.29	$29.78

Net investment income(a)	0.02		0.08	0.03	0.10	0.10	0.05

Net realized and unrealized gain (loss)	4.44		6.85	9.54	7.00	(7.95)	8.52

Total from investment operations	4.46		6.93	9.57	7.10	(7.85)	8.57

Distributions to shareholders from net investment income	–		(0.13)	(0.05)	(0.09)	(0.12)	(0.06)

Distributions to shareholders from net realized gains	–		–	(0.63)	–	–	–

Total distributions	–		(0.13)	(0.68)	(0.09)	(0.12)	(0.06)

Net asset value, end of period	$57.48		$53.02	$46.22	$37.33	$30.32	$38.29

Total Return(b)	8.41%		14.99%	25.58%	23.41%	(20.51)%	28.80%

Net assets, end of period (in 000’s)	$121,731		$115,590	$99,411	$87,893	$90,164	$111,821

Ratio of net expenses to average net assets	1.00	%(c)	1.01%	1.01%	1.03%	1.03%	1.06%

Ratio of total expenses to average net assets	1.04	%(c)	1.05%	1.05%	1.07%	1.10%	1.11%

Ratio of net investment income to average net assets	0.06	%(c)	0.17%	0.07%	0.29%	0.29%	0.16%

Portfolio turnover rate(d)	114%		188%	96%	184%	246%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class C Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$48.57		$42.56	$34.63	$28.27	$35.84	$28.04

Net investment loss(a)	(0.17)		(0.26)	(0.27)	(0.14)	(0.14)	(0.19)

Net realized and unrealized gain (loss)	4.07		6.27	8.83	6.50	(7.43)	7.99

Total from investment operations	3.90		6.01	8.56	6.36	(7.57)	7.80

Distributions to shareholders from net realized gains	–		–	(0.63)	–	–	–

Total distributions	–		–	(0.63)	–	–	–

Net asset value, end of period	$52.47		$48.57	$42.56	$34.63	$28.27	$35.84

Total Return(b)	8.03%		14.12%	24.65%	22.50%	(21.12)%	27.82%

Net assets, end of period (in 000’s)	$18,117		$18,496	$17,659	$15,604	$16,096	$21,720

Ratio of net expenses to average net assets	1.75	%(c)	1.76%	1.76%	1.78%	1.78%	1.81%

Ratio of total expenses to average net assets	1.79	%(c)	1.80%	1.80%	1.82%	1.85%	1.86%

Ratio of net investment loss to average net assets	(0.68	)%(c)	(0.58)%	(0.68)%	(0.46)%	(0.46)%	(0.59)%

Portfolio turnover rate(d)	114%		188%	96%	184%	246%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$54.45		$47.45	$38.30	$31.10	$39.28	$30.53

Net investment income(a)	0.11		0.24	0.17	0.21	0.21	0.17

Net realized and unrealized gain (loss)	4.57		7.04	9.81	7.19	(8.17)	8.74

Total from investment operations	4.68		7.28	9.98	7.40	(7.96)	8.91

Distributions to shareholders from net investment income	–		(0.28)	(0.20)	(0.20)	(0.22)	(0.16)

Distributions to shareholders from net realized gains	–		–	(0.63)	–	–	–

Total distributions	–		(0.28)	(0.83)	(0.20)	(0.22)	(0.16)

Net asset value, end of period	$59.13		$54.45	$47.45	$38.30	$31.10	$39.28

Total Return(b)	8.60%		15.35%	25.99%	23.81%	(20.26)%	29.23%

Net assets, end of period (in 000’s)	$87,911		$83,440	$70,047	$55,767	$60,342	$56,035

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.69%	0.71%	0.70%	0.74%

Ratio of total expenses to average net assets	0.69	%(c)	0.69%	0.69%	0.71%	0.72%	0.75%

Ratio of net investment income to average net assets	0.38	%(c)	0.49%	0.39%	0.62%	0.64%	0.48%

Portfolio turnover rate(d)	114%		188%	96%	184%	246%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$53.26		$46.40		$37.50	$30.48	$38.52	$29.96

Net investment income (loss)(a)	(0.03)		–	(b)	(0.05)	0.04	0.04	– (b)

Net realized and unrealized gain (loss)	4.47		6.86		9.58	7.02	(7.99)	8.56

Total from investment operations	4.44		6.86		9.53	7.06	(7.95)	8.56

Distributions to shareholders from net investment income	–		–		–	(0.04)	(0.09)	– (b)

Distributions to shareholders from net realized gains	–		–		(0.63)	–	–	–

Total distributions	–		–		(0.63)	(0.04)	(0.09)	– (b)

Net asset value, end of period	$57.70		$53.26		$46.40	$37.50	$30.48	$38.52

Total Return(c)	8.34%		14.78%		25.35%	23.17%	(20.65)%	28.58%

Net assets, end of period (in 000’s)	$2,380		$2,184		$4,468	$3,499	$2,568	$2,476

Ratio of net expenses to average net assets	1.18	%(d)	1.19%		1.19%	1.21%	1.22%	1.23%

Ratio of total expenses to average net assets	1.18	%(d)	1.19%		1.19%	1.21%	1.25%	1.24%

Ratio of net investment income (loss) to average net assets	(0.11	)%(d)	–	%(e)	(0.11)%	0.12%	0.13%	0.01%

Portfolio turnover rate(f)	114%		188%		96%	184%	246%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$53.94		$47.01	$37.96	$30.83	$38.93	$30.26

Net investment income(a)	0.09		0.21	0.14	0.19	0.18	0.14

Net realized and unrealized gain (loss)	4.53		6.96	9.71	7.12	(8.09)	8.67

Total from investment operations	4.62		7.17	9.85	7.31	(7.91)	8.81

Distributions to shareholders from net investment income	–		(0.24)	(0.17)	(0.18)	(0.19)	(0.14)

Distributions to shareholders from net realized gains	–		–	(0.63)	–	–	–

Total distributions	–		(0.24)	(0.80)	(0.18)	(0.19)	(0.14)

Net asset value, end of period	$58.56		$53.94	$47.01	$37.96	$30.83	$38.93

Total Return(b)	8.57%		15.27%	25.88%	23.71%	(20.31)%	29.13%

Net assets, end of period (in 000’s)	$30,760		$28,159	$24,963	$19,127	$15,645	$20,599

Ratio of net expenses to average net assets	0.76	%(c)	0.76%	0.76%	0.78%	0.78%	0.82%

Ratio of total expenses to average net assets	0.80	%(c)	0.80%	0.80%	0.82%	0.85%	0.87%

Ratio of net investment income to average net assets	0.32	%(c)	0.42%	0.32%	0.54%	0.54%	0.40%

Portfolio turnover rate(d)	114%		188%	96%	184%	246%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class R6 Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$53.95		$47.01	$37.96	$30.82	$38.93	$30.26

Net investment income(a)	0.11		0.25	0.17	0.21	0.21	0.17

Net realized and unrealized gain (loss)	4.53		6.97	9.71	7.14	(8.10)	8.67

Total from investment operations	4.64		7.22	9.88	7.35	(7.89)	8.84

Distributions to shareholders from net investment income	–		(0.28)	(0.20)	(0.21)	(0.22)	(0.17)

Distributions to shareholders from net realized gains	–		–	(0.63)	–	–	–

Total distributions	–		(0.28)	(0.83)	(0.21)	(0.22)	(0.17)

Net asset value, end of period	$58.59		$53.95	$47.01	$37.96	$30.82	$38.93

Total Return(b)	8.60%		15.37%	25.97%	23.85%	(20.26)%	29.24%

Net assets, end of period (in 000’s)	$4,163,822		$3,755,643	$3,064,228	$2,407,118	$1,975,694	$2,111,315

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.70%	0.69%	0.73%

Ratio of total expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.70%	0.72%	0.74%

Ratio of net investment income to average net assets	0.39	%(c)	0.50%	0.40%	0.63%	0.65%	0.49%

Portfolio turnover rate(d)	114%		188%	96%	184%	246%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class P Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$53.97		$47.02	$37.97	$30.83	$38.94	$30.27

Net investment income(a)	0.11		0.25	0.17	0.21	0.21	0.17

Net realized and unrealized gain (loss)	4.53		6.98	9.71	7.14	(8.10)	8.67

Total from investment operations	4.64		7.23	9.88	7.35	(7.89)	8.84

Distributions to shareholders from net investment income	–		(0.28)	(0.20)	(0.21)	(0.22)	(0.17)

Distributions to shareholders from net realized gains	–		–	(0.63)	–	–	–

Total distributions	–		(0.28)	(0.83)	(0.21)	(0.22)	(0.17)

Net asset value, end of period	$58.61		$53.97	$47.02	$37.97	$30.83	$38.94

Total Return(b)	8.60%		15.39%	25.97%	23.84%	(20.25)%	29.23%

Net assets, end of period (in 000’s)	$357,155		$325,674	$273,410	$217,597	$174,254	$221,902

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.70%	0.69%	0.73%

Ratio of total expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.70%	0.72%	0.74%

Ratio of net investment income to average net assets	0.40	%(c)	0.50%	0.40%	0.63%	0.64%	0.49%

Portfolio turnover rate(d)	114%		188%	96%	184%	246%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

International Tax-Managed Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

U.S. Tax-Managed Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Tax-Managed Equity Fund	Annually	Annually

U.S. Tax-Managed Equity Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures (defined below), and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

G.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

H.  Income Tax Disclosure — The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Central Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statement at SEC.gov.

33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

J.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B.  Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy— The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

International Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,240,268	$—
Asia	1,241,665	266,720,248	—
Europe	20,048,252	527,329,823	—
North America	4,138,139	41,040,906	—
Oceania	3,326,175	69,191,888	—

Investment Company	953,379	—	—

Total	$29,707,610	$905,523,133	$—

Derivative Type

Assets

Futures Contracts(b)	$178,098	$—	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(78)	$—
Futures Contracts(b)	(20,893)	—	—

Total	$(20,893)	$(78)	$—

U.S. Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$34,370,797	$—	$—
North America	4,657,006,764	—	—
Oceania	4,564,623	—	—
South America	7,991,312	—	—

Investment Company	4,779,374	—	—

Securities Lending Reinvestment Vehicle	695,800	—	—

Total	$4,709,408,670	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$101,902	$—	$—

Liabilities

Futures Contracts(b)	$(550,315)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

International Tax-Managed Equity Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$—	Payable for unrealized loss on forward foreign currency exchange contracts	$(78)

Equity	Variation margin on futures contracts	178,098	Variation margin on futures contracts	(20,893)

Total		$178,098		$(20,971)

U.S. Tax-Managed Equity Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$101,902	Variation margin on futures contracts	$(550,315)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$(115,909)	$50,453

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,129,303	51,000

Total		$1,013,394	$101,453

U.S. Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	3,738,457	(407,593)

For the six months ended June 30, 2026, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)
Fund	Futures Contracts	Forward Contracts
International Tax-Managed Equity Fund	145	7,260,795
U.S. Tax-Managed Equity Fund	160	–

36

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

(a)

Amounts disclosed represent average number of contracts for futures contracts and notional amounts for forward contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement— Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Tax-Managed Equity Fund	0.85%	0.77%	0.73%	0.72%	0.71%	0.85%	0.85%

U.S. Tax-Managed Equity Fund	0.70	0.63	0.60	0.59	0.58	0.63	0.63

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The International Tax-Managed Equity and U.S. Tax-Managed Equity Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2026, GSAM waived $955 and $203 of the International Tax-Managed Equity and U.S. Tax-Managed Equity Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

International Tax-Managed Equity Fund	$1,546	$—

U.S. Tax-Managed Equity Fund	3,814	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% and 0.04% as an annual percentage rate of the average daily net assets attributable to the Class A, Class C and Investor Shares of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund, respectively. This arrangement will remain in effect through at least April 30, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund are 0.014% and 0.044%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued )

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

International Tax-Managed Equity Fund	$955	$19,831	$281,146	$301,932

U.S. Tax-Managed Equity Fund	203	32,446	—	32,649

G.  Line of Credit Facility — As of June 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2025, the facility was $1,300,000,000.

H.  Other Transactions with Affiliates — For the six months ended June 30, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund.

The following table provides information about the Funds’ investments in the Underlying Funds as of and for the six months ended June 30, 2026:

International Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	$ –	$13,712,442	$(12,759,063)	$953,379	953,379	$4,704

Goldman Sachs Financial Square Government Fund - Institutional Shares
	32,683,396	11,242,524	(43,925,920)	–	–	13,136

Total	$ 32,683,396	$24,954,966	$(56,684,983)	$953,379		$17,840

U.S. Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	21,467,851	(16,688,477)	4,779,374	4,779,374	12,714

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	9,194,954	(9,194,954)	–	–	4,110

Total	$ –	$30,662,805	$(25,883,431)	$4,779,374		$16,824

As of June 30, 2026, the Goldman Sachs Global Tax-Aware Equity Portfolio was beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Global Tax-Aware Equity Portfolio

International Tax-Managed Equity Fund	71%

U.S. Tax-Managed Equity Fund	87

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales	Sales In-Kind

International Tax-Managed Equity Fund	$604,530,049	$556,782,623	$226,004,173

U.S. Tax-Managed Equity Fund	5,099,412,247	5,059,818,994	—

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2026, are reported under Investment Income on the Statements of Operations.

40

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

7. SECURITIES LENDING (continued)

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2026

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2026

International Tax-Managed Equity Fund	$94	$—	$—

U.S. Tax-Managed Equity Fund	133	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2026:

	Beginning value as	Purchases	Proceeds	Ending value as
Fund	of December 31, 2025	at Cost	from Sales	of June 30, 2026

International Tax-Managed Equity Fund	$—	$4,825,050	$(4,825,050)	$—

U.S. Tax-Managed Equity Fund	1,989,400	13,750,920	(15,044,520)	695,800

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2025, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Capital loss carryforwards:

Perpetual Short-Term	$(24,735,618)	$(17,956,320)

Timing differences — (Real Estate Investment Trusts, Qualified Late Year loss, Post October Loss Deferral, and Straddle Loss Deferral)	(503,452)	(11,936,221)

As of June 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Tax Cost	$ 642,337,142	$2,751,907,026

Gross unrealized gain	293,071,699	1,957,603,546

Gross unrealized loss	(178,098)	(101,902)

Net unrealized gain (loss)	$ 292,893,601	$1,957,501,644

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that

42

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

9. OTHER RISKS (continued)

may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	99,391	$1,804,759	149,665	$2,311,644

Reinvestment of distributions	—	—	9,312	154,388

Shares redeemed	(67,802)	(1,205,857)	(83,624)	(1,210,807)

	31,589	598,902	75,353	1,255,225

Class C Shares

Shares sold	28,963	510,170	33,583	520,004

Reinvestment of distributions	—	—	1,240	20,057

Shares redeemed	(18,979)	(337,649)	(9,877)	(142,723)

	9,984	172,521	24,946	397,338

Institutional Shares

Shares sold	821,790	14,712,704	878,533	13,440,147

Reinvestment of distributions	—	—	38,403	638,268

Shares redeemed	(138,451)	(2,531,396)	(437,653)	(6,992,197)

	683,339	12,181,308	479,283	7,086,218

Investor Shares

Shares sold	3,269,507	59,594,388	3,214,809	52,282,446

Reinvestment of distributions	—	—	43,909	729,762

Shares redeemed	(2,488,377)	(43,419,974)	(525,512)	(7,337,274)

	781,130	16,174,414	2,733,206	45,674,934

43

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	1,507,376	$27,348,035	3,877,018	$51,030,428

Reinvestment of distributions	—	—	1,076,372	17,749,385

Shares redeemed	(13,542,739)	(236,166,479)	(165,938)	(2,457,749)

Shares redeemed in connection with in-kind transactions	—	—	(20,916,822)	(293,390,000)

	(12,035,363)	(208,818,444)	(16,129,370)	(227,067,936)

Class P Shares

Shares sold	155,949	2,779,565	183,853	2,761,931

Reinvestment of distributions	—	—	121,796	2,009,637

Shares redeemed	(126,146)	(2,262,087)	(397,299)	(5,607,331)

	29,803	517,478	(91,650)	(835,763)

NET DECREASE IN SHARES	(10,499,518)	$(179,173,821)	(12,908,232)	$(173,489,984)

	U.S. Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	60,268	$3,303,847	164,436	$7,880,428

Reinvestment of distributions	—	—	4,958	260,066

Shares redeemed	(122,731)	(6,586,725)	(140,227)	(6,825,346)

	(62,463)	(3,282,878)	29,167	1,315,148

Class C Shares

Shares sold	17,560	861,117	52,501	2,350,994

Shares redeemed	(53,058)	(2,663,178)	(86,642)	(3,756,913)

	(35,498)	(1,802,061)	(34,141)	(1,405,919)

Institutional Shares

Shares sold	61,882	3,446,164	207,301	10,396,793

Reinvestment of distributions	—	—	5,819	313,420

Shares redeemed	(107,508)	(6,041,202)	(157,110)	(7,973,836)

	(45,626)	(2,595,038)	56,010	2,736,377

Service Shares

Shares sold	1,136	63,022	6,370	286,224

Shares redeemed	(889)	(49,000)	(61,657)	(3,034,672)

	247	14,022	(55,287)	(2,748,448)

Investor Shares

Shares sold	22,612	1,238,803	43,135	2,121,587

Reinvestment of distributions	—	—	2,374	126,699

Shares redeemed	(19,328)	(1,064,197)	(54,564)	(2,685,252)

	3,284	174,606	(9,055)	(436,966)

44

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	1,457,104	$75,141,221	24,644,546	$1,133,217,882

Reinvestment of distributions	—	—	368,550	19,665,805

Shares redeemed	(1,044)	(57,656)	(5,078)	(244,409)

Shares redeemed in connection with in-kind transactions	—	—	(20,573,498)	(888,703,001)

	1,456,060	75,083,565	4,434,520	263,936,277

Class P Shares

Shares sold	129,899	7,164,254	426,534	20,512,992

Reinvestment of distributions	—	—	31,883	1,701,888

Shares redeemed	(70,487)	(3,907,354)	(237,863)	(11,857,099)

	59,412	3,256,900	220,554	10,357,781

NET INCREASE IN SHARES	1,375,416	$70,849,116	4,641,768	$273,754,250

45

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Tax-Managed Equity Fund and Goldman Sachs U.S. Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

46

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. They noted that the U.S. Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three- and five-year periods and in the third quartile of the Fund’s peer group for the ten-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

First $ 1 billion	0.85%	0.70%

Next $1 billion	0.77	0.63

Next $3 billion	0.73	0.60

48

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Next $3 billion	0.72%	0.59%

Over $8 billion	0.71	0.58

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee with respect to certain share classes of each of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Tax-Managed Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the

49

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

50

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Financial Officer Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. TAXADVSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 28, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 28, 2026